DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	BRAINSTORM CELL THERAPEUTICS INC.
Entity Central Index Key	0001137883
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,868	[1]	$ 1,317	[1]	$ 1,923
Short-term deposit	1,772		2,769		0
Account receivable	617		742		312
Prepaid expenses	43		46		69
Total current assets	4,300		4,874		2,304
Long-Term Assets:
Prepaid expenses	23		17		17
Severance payment fund	195		172		109
Total long-term investments	218		189		126
Property and Equipment, Net	234		247		314
Total assets	4,752		5,310		2,744
LIABILITIES AND STOCKHOLDERS' EQUITY
Trade payables	246		358		244
Accrued expenses	656		605		750
Other accounts payable	159		176		141
Total current liabilities	1,061		1,139		1,135
Accrued Severance Pay	210		189		121
Total liabilities	1,271		1,328		1,256
Stockholders' Equity:
Stock capital: (Note 6) Common stock of $0.00005 par value - Authorized: 800,000,000 shares at March 31, 2013 and December 31, 2012; Issued and outstanding: 151,854,176 and 150,085,035 shares at March 31, 2013 and December 31, 2012 respectively.	7		7		6
Additional paid-in-capital	52,064		51,483		45,560
Deficit accumulated during the development stage	(48,590)		(47,508)		(44,078)
Total stockholders' equity	3,481		3,982		1,488
Total liabilities and stockholders' equity	$ 4,752		$ 5,310		$ 2,744

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares Authorized	800,000,000	800,000,000	800,000,000
Common stock, shares Issued	151,854,176	150,085,035	126,444,309
Common stock, shares outstanding	151,854,176	150,085,035	126,444,309

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended		150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012		Mar. 31, 2013
Operating costs and expenses:
Research and development, net	$ 522	$ 369	$ 1,770	$ 1,689	$ 26,189	[1]	$ 26,711	[1]
General and administrative	559	510	1,748	2,205	18,751	[1]	19,310	[1]
Total operating costs and expenses	1,081	879	3,518	3,894	44,940	[1]	46,021	[1]
Financial expense (income), net	1	(11)	(93)	151	2,454	[1]	2,455	[1]
Other income	0	0	0	(132)	(132)	[1]	(132)	[1]
Operating loss	1,082	868	3,425	3,913	47,262	[1]	48,344	[1]
Taxes on income	0	4	5	5	82	[1]	82	[1]
Loss from continuing operations	1,082	872	3,430	3,918	47,344	[1]	48,426	[1]
Net loss from discontinued operations	0	0	0	0	164	[1],[2]	164	[1],[2]
Net loss	$ 1,082	$ 872	$ 3,430	$ 3,918	$ 47,508	[1],[2]	$ 48,590	[1],[2]
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.03	$ 0	[1]
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	150,953,117	126,591,262	137,596,391	120,117,724	0	[1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]	Deferred Stock - based compensation [Member]	Deficit accumulated during the development stage [Member]	Total
Balance at Sep. 22, 2000	$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Sep. 22, 2000	0
Stock issued on September 22, 2000 for cash at $0.00188 per share	1		16	0	0	17
Stock issued on September 22, 2000 for cash at $0.00188 per share (in shares)	8,500,000
Stock issued on March 31, 2001 for cash at $0.0375 per share	0	[1]	60	0	0	60
Stock issued on March 31, 2001 for cash at $0.0375 per share (in shares)	1,600,000
Contribution of capital	0		8	0	0	8
Net loss	0		0	0	(17)	(17)
Balance at Mar. 31, 2001	1		84	0	(17)	68
Balance (in shares) at Mar. 31, 2001	10,100,000
Contribution of capital	0		11	0	0	11
Net loss	0		0	0	(26)	(26)
Balance at Mar. 31, 2002	1		95	0	(43)	53
Balance (in shares) at Mar. 31, 2002	10,100,000
Contribution of capital	0		15	0	0	15
Net loss	0		0	0	(47)	(47)
Balance at Mar. 31, 2003	1		110	0	(90)	21
Balance (in shares) at Mar. 31, 2003	10,100,000
2-for-1 stock split	0	[1]	0	0	0	0
2-for-1 stock split (in shares)	10,100,000
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share	0	[1]	6	0	0	6
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share (in shares)	100,000
Stock cancelled during period value	0	[1]	0	0	0	0
Stock cancelled during period shares (in shares)	(10,062,000)
Contribution of capital	0	[1]	15	0	0	15
Net loss	0		0	0	(73)	(73)
Balance at Mar. 31, 2004	1		131	0	(163)	(31)
Balance (in shares) at Mar. 31, 2004	10,238,000
Stock granted during period value share based compensation	0	[1]	17,506	0	0	17,506
Stock granted during period shares share based compensation (in shares)	2,025,000
Stock-based compensation related to stock and options granted to directors and employees	0		5,979	(5,979)	0	0
Stock cancelled during period value	0	[1]		0	0	0
Stock cancelled during period shares (in shares)	(1,800,000)
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses	0	[1]	60	0	0	60
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses (in shares)	8,510,000
Contribution of capital	0		7	0	0	7
Stock issued during period value for private placement	0	[1]	1,418	0	0	1,418
Stock issued during period value for private placement (in shares)	1,894,808
Amortization of deferred stock-based compensation related to options and shares granted to employees and directors	0		0	584	0	584
Net loss	0		0	0	(18,840)	(18,840)
Balance at Mar. 31, 2005	1		25,101	(5,395)	(19,003)	704
Balance (in shares) at Mar. 31, 2005	20,867,808
Stock granted during period value share based compensation	0	[1]	662	0	0	662
Stock granted during period shares share based compensation (in shares)	934,904
Stock-based compensation related to stock and options granted to directors and employees	0	[1]	486	(486)	0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)	200,000
Amortization of deferred stock-based compensation related to options and shares granted to employees and directors	0		51	1,123	0	1,174
Stock issued on May 12, 2005 for private placement at $0.80 per share	0	[1]	149	0	0	149
Stock issued on May 12, 2005 for private placement at $0.80 per share (in shares)	186,875
Stock issued on July 27, 2005 for private placement at $0.60 per share	0	[1]	99	0	0	99
Stock issued on July 27, 2005 for private placement at $0.60 per share (in shares)	165,000
Stock issued on September 30, 2005 for private placement at $0.80 per share	0	[1]	225	0	0	225
Stock issued on September 30, 2005 for private placement at $0.80 per share (in shares)	312,500
Stock issued on December 7, 2005 for private placement at $0.80 per share	0	[1]	135	0	0	135
Stock issued on December 7, 2005 for private placement at $0.80 per share (in shares)	187,500
Forfeiture of options granted to employees	0		(3,363)	3,363	0	0
Reclassification due to application of ASC 815-40-25 (formerly EITF 00-19)	0		(7,906)			(7,906)
Beneficial conversion feature related to convertible loans	0		164	0	0	164
Net loss	0		0	0	(3,317)	(3,317)
Balance at Mar. 31, 2006	1		15,803	(1,395)	(22,320)	(7,911)
Balance (in shares) at Mar. 31, 2006	22,854,587
Stock granted during period value share based compensation	0		453	0	0	453
Stock granted during period shares share based compensation (in shares)	1,147,225
Stock-based compensation related to stock and options granted to directors and employees	0	[1]	1,168	0	0	1,168
Stock-based compensation related to stock and options granted to directors and employees (in shares)	200,000
Reclassification due to application of ASC 815-40-25 (formerly EITF 00-19)	0		7,191	0	0	7,191
Beneficial conversion feature related to convertible loans	0		1,086	0	0	1,086
Elimination of deferred stock compensation due to implementation of ASC 718-10 (formerly SFAS 123(R))	0		(1,395)	1,395	0	0
Warrants issued to convertible note holder	0		11	0	0	11
Warrants issued to loan holder	0		110	0	0	110
Net loss	0		0	0	(3,924)	(3,924)
Balance at Dec. 31, 2006	1		24,427	0	(26,244)	(1,816)
Balance (in shares) at Dec. 31, 2006	24,201,812
Stock granted during period value share based compensation			1,446	0	0	1,446
Stock granted during period shares share based compensation (in shares)	544,095
Stock-based compensation related to stock and options granted to directors and employees	0	[1]	1,232	0	0	1,232
Stock-based compensation related to stock and options granted to directors and employees (in shares)	200,000
Exercise of warrants	0	[1]	214	0	0	214
Exercise of warrants (in shares)	3,832,621
Stock issued during period value for private placement	1		1,999	0	0	2,000
Stock issued during period value for private placement (in shares)	11,500,000
Beneficial conversion feature related to convertible loans	0		407	0	0	407
Warrants issued to convertible note holder	0		109	0	0	109
Conversion of convertible loans	0	[1]	224	0	0	224
Conversion of convertible loans (in shares)	725,881
Net loss	0		0	0	(6,244)	(6,244)
Balance at Dec. 31, 2007	2		30,058	0	(32,488)	(2,428)
Balance (in shares) at Dec. 31, 2007	41,004,409
Stock granted during period value share based compensation	0		33	0	0	33
Stock granted during period shares share based compensation (in shares)	90,000
Stock-based compensation related to stock and options granted to directors and employees	0		731	0	0	731
Exercise of options	0	[1]	3	0	0	3
Exercise of options (in shares)	17,399
Exercise of warrants	0	[1]	0	0	0	0
Exercise of warrants (in shares)	1,860,000
Stock issued during period value for private placement	1		1,499	0	0	1,500
Stock issued during period value for private placement (in shares)	8,625,000
Conversion of convertible loans	0	[1]	1,276	0	0	1,276
Conversion of convertible loans (in shares)	3,644,610
Subscription of shares for private placement	0		281	0	0	281
Net loss	0		0	0	(3,472)	(3,472)
Balance at Dec. 31, 2008	3		33,881	0	(35,960)	(2,076)
Balance (in shares) at Dec. 31, 2008	55,241,418
Stock granted during period value share based compensation	0	[1]	775	0		775
Stock granted during period shares share based compensation (in shares)	5,284,284
Stock-based compensation related to stock and options granted to directors and employees	0		409	0	0	409
Exercise of warrants	0	[1]	0	0	0	0
Exercise of warrants (in shares)	3,366,783
Stock issued during period value for private placement	1		0	0	0	1
Stock issued during period value for private placement (in shares)	9,916,667
Conversion of convertible loans	0	[1]	200	0	0	200
Conversion of convertible loans (in shares)	2,500,000
Subscription of shares for private placement	0		729	0	0	729
Net loss	0		0	0	(1,781)	(1,781)
Balance at Dec. 31, 2009	4		35,994	0	(37,741)	(1,743)
Balance (in shares) at Dec. 31, 2009	76,309,152
Balance at Dec. 31, 2008					(35,960)
Stock granted during period value share based compensation					0
Balance at Dec. 31, 2012					(47,508)
Balance at Dec. 31, 2009	4		35,994	0	(37,741)	(1,743)
Balance (in shares) at Dec. 31, 2009	76,309,152
Stock granted during period value share based compensation	0	[1]	96	0	0	96
Stock granted during period shares share based compensation (in shares)	443,333
Stock-based compensation related to stock and options granted to directors and employees	0	[1]	388	0	0	388
Stock-based compensation related to stock and options granted to directors and employees (in shares)	466,667
Conversion of convertible note	0	[1]	135	0	0	135
Conversion of convertible note (in shares)	402,385
Exercise of options	0	[1]	77	0	0	77
Exercise of options (in shares)	1,540,885
Exercise of warrants	0	[1]	11	0	0	11
Exercise of warrants (in shares)	3,929,446
Issuance of shares on account of previously subscribed shares	0	[1]	0	0	0	0
Issuance of shares on account of previously subscribed shares (in shares)	2,000,001
Stock issued during period value for private placement	1		1,750	0	0	1,751
Stock issued during period value for private placement (in shares)	7,250,000
Conversion of convertible loans	0	[1]	189	0	0	189
Conversion of convertible loans (in shares)	1,016,109
Issuance of shares for public offering			400			400
Issuance of shares for public offering (in shares)	2,475,000
Conversion of trade payable to stock			201			201
Subscription of shares for private placement			455	0	0	455
Net loss					(2,419)	(2,419)
Balance at Dec. 31, 2010	5		39,696	0	(40,160)	(459)
Balance (in shares) at Dec. 31, 2010	95,832,978
Stock granted during period value share based compensation	0		449	0	0	449
Stock granted during period shares share based compensation (in shares)	474,203
Stock-based compensation related to stock and options granted to directors and employees	0		1,135	0	0	1,135
Stock-based compensation related to stock and options granted to directors and employees (in shares)	2,025,040
Conversion of convertible note	0		140	0	0	140
Conversion of convertible note (in shares)	755,594
Exercise of options	0		243	0	0	243
Exercise of options (in shares)	1,648,728
Exercise of warrants	0		272	0	0	272
Exercise of warrants (in shares)	1,046,834
Issuance of shares for private placement	1		3,601	0	0	3,602
Issuance of shares for private placement (in shares)	14,160,933
Issuance of shares on account of previously subscribed shares	0		24	0	0	24
Issuance of shares on account of previously subscribed shares (in shares)	10,499,999
Net loss	0		0	0	(3,918)	(3,918)
Balance at Dec. 31, 2011	6		45,560	0	(44,078)	1,488
Balance (in shares) at Dec. 31, 2011	126,444,309
Stock granted during period value share based compensation	0		195	0	0	195
Stock granted during period shares share based compensation (in shares)	794,423
Stock-based compensation related to stock and options granted to directors and employees	0		560	0	0	560
Stock-based compensation related to stock and options granted to directors and employees (in shares)	885,000
Exercise of options	0	[1]	137	0	0	137
Exercise of options (in shares)	1,182,606					1,182,606
Exercise of warrants	0	[1]	9	0	0	9
Exercise of warrants (in shares)	959,729
Issuance of shares for private placement	1		5,022		0	5,023
Issuance of shares for private placement (in shares)	19,818,968
Net loss	0		0	0	(3,430)	(3,430)
Balance at Dec. 31, 2012	7		51,483	0	(47,508)	3,982
Balance (in shares) at Dec. 31, 2012	150,085,035
Stock granted during period value share based compensation	0		98	0	0	98
Stock granted during period shares share based compensation (in shares)	8,096,961
Stock-based compensation related to stock and options granted to directors and employees	0		203	0	0	203
Exercise of options (in shares)						0
Issuance of shares for private placement	0		250	0	0	250
Issuance of shares for private placement (in shares)	833,334
Conversion of convertible loans	0		30	0	0	30
Conversion of convertible loans (in shares)	126,111
Net loss	0		0	0	(1,082)	(1,082)
Balance at Mar. 31, 2013	$ 7		$ 52,064	$ 0	$ (48,590)	$ 3,481
Balance (in shares) at Mar. 31, 2013	151,854,176

[1]	Represents an amount less than $1.

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 31, 2001	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004
Price per share of stock issued on September for cash	$ 0.00188
Price per share of stock issued on March for cash	$ 0.0375
Price per share of stock issued to purchase mineral option								$ 0.065
Price per share of stock issued On June for private placement							$ 0.01
Stock issuance expenses							$ 25,000
Price per share of stock issued for private placement			$ 0.1818	$ 0.1818	$ 0.1818		$ 0.75
Price per share of stock issued On May for private placement						$ 0.8
Price per share of stock issued On July for private placement						$ 0.6
Price per share of stock issued On September for private placement						$ 0.8
Price per share of stock issued On December for private placement						$ 0.8
Price per share of subscription of shares for private placement		$ 0.12		$ 0.1818

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended			147 Months Ended		150 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012		Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,082)		$ (872)	$ (3,430)		$ (3,918)	$ (47,508)	[1],[2]	$ (48,590)	[1],[2]
Less - loss for the period from discontinued operations	0		0	0		0	164	[1],[2]	164	[1],[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	33		38	157		153	1,158	[2]	1,191	[2]
Severance pay, net	(2)		1	5		(23)	17	[2]	15	[2]
Accrued interest on loans	0		0	0		3	451	[2]	451	[2]
Amortization of discount on short-term loans	0		0	0		0	1,864	[2]	1,864	[2]
Change in fair value of options and warrants	0		0	0		0	(795)	[2]	(795)	[2]
Expenses related to shares and options granted to service providers	128		4	195		449	21,681	[2]	21,809	[2]
Stock-based compensation related to options granted to employees	203		177	560		1,135	7,381	[2]	7,584	[2]
Decrease (increase) in accounts receivable and prepaid expenses	128		(249)	(407)		105	(788)	[2]	(660)	[2]
Increase (decrease) in trade payables and convertible note	(112)		81	114		(63)	831	[2]	719	[2]
Increase (decrease) in other accounts payable and accrued expenses	34		74	(110)		(64)	1,287	[2]	1,321	[2]
Erosion of restricted cash	0		0	0		0	(6)	[2]	(6)	[2]
Net cash used in continuing operating activities	(670)		(746)	(2,916)		(2,223)	(14,263)	[2]	(14,933)	[2]
Net cash used in discontinued operating activities	0		0	0		0	(23)	[2]	(23)	[2]
Total net cash used in operating activities	(670)		(746)	(2,916)		(2,223)	(14,286)	[2]	(14,956)	[2]
Cash flows from investing activities:
Purchase of property and equipment	(20)		(52)	(90)		(48)	(1,223)	[2]	(1,243)	[2]
Restricted cash	0		0	0		0	6	[2]	6	[2]
Investment in short-term deposit	997		0	(2,769)		0	(2,769)	[2]	(1,772)	[2]
Investment in lease deposit	(6)		0	0		(16)	(17)	[2]	(23)	[2]
Net cash used in continuing investing activities	971		(52)	(2,859)		(64)	(4,003)	[2]	(3,032)	[2]
Net cash used in discontinued investing activities	0		0	0		0	(16)	[2]	(16)	[2]
Total net cash used in (provided by) investing activities	971		(52)	(2,859)		(64)	(4,019)	[2]	(3,048)	[2]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	250		0	5,023		3,602	17,342	[2]	17,592	[2]
Proceeds from loans, notes and issuance of warrants, net	0		0			0	2,061	[2]	2,061	[2]
Credit from bank				0		0	0	[2]
Proceeds from exercise of warrants and options	0		20	146		515	777	[2]	777	[2]
Repayment of short-term loans	0		0	0		0	(601)	[2]	(601)	[2]
Net cash provided by continuing financing activities	250		20	5,169		4,117	19,579	[2]	19,829	[2]
Net cash provided by discontinued financing activities	0		0	0		0	43	[2]	43	[2]
Total net cash provided by financing activities	250		20	5,169		4,117	19,622	[2]	19,872	[2]
Increase in cash and cash equivalents	551		(778)	(606)		1,830	1,317	[2]	1,868	[2]
Cash and cash equivalents at the beginning of the period	1,317	[2]	1,923	1,923		93	0	[2]	0	[2]
Cash and cash equivalents at end of the period	1,868	[2]	1,145	1,317	[2]	1,923	1,317	[2]	1,868	[2]
Non-cash financing activities:
Conversion of convertible loan and convertible note to shares Conversion of trade payable to Common Stock $ 84				0		140	0	[2]
Conversion of other accounts payable to Common Stock				0		(24)	0	[2]
Conversion of a trade payable to Common Stock				$ 0		$ 0	$ 0	[2]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.

CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended	42 Months Ended
	Dec. 31, 2011	Mar. 31, 2004
Conversion Of Debt To Trade Payable To Common Stock	$ 84
Net cash used in discontinued operating activities	0	36
Net cash used in discontinued investing activities	0	16
Net cash provided by discontinued financing activities	$ 0	$ 57

GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
General and Going Concern Disclosure [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1 -	GENERAL

A.	Brainstorm Cell Therapeutics Inc. (formerly: Golden Hand Resources Inc. - the "Company") was incorporated in the State of Washington on September 22, 2000.

B.	On May 21, 2004, the former major stockholders of the Company entered into a purchase agreement with a group of private investors, who purchased from the former major stockholders 6,880,000 shares of the then issued and outstanding 10,238,000 shares of Common Stock.

C.	On July 8, 2004, the Company entered into a licensing agreement with Ramot of Tel Aviv University Ltd. ("Ramot"), to acquire certain stem cell technology (see Note 4). Subsequent to this agreement, the Company decided to focus on the development of novel cell therapies for neurodegenerative diseases based on the acquired technology and research to be conducted and funded by the Company.

Following the licensing agreement dated July 8, 2004, the management of the Company decided to abandon all old activities related to the sale of the digital data recorder product. The discontinuation of this activity was accounted for under the provision of Statement of Financial Accounting Standard ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets".

D.	On October 25, 2004, the Company formed a wholly-owned subsidiary in Israel, Brainstorm Cell Therapeutics Ltd. ("BCT").

E.	On November 18, 2004, the Company changed its name from Golden Hand Resources Inc. to Brainstorm Cell Therapeutics Inc. to better reflect its new line of business in the development of novel cell therapies for neurodegenerative diseases. BCT, as defined above, owns all operational property and equipment.

The Common Stock is registered and publicly traded on the OTC Markets Group service of the National Association of Securities Dealers, Inc. under the symbol BCLI.

F.	On September 17, 2006, the Company changed the Company's fiscal year-end from March 31 to December 31.

G.	In December 2006, the Company changed its state of incorporation from Washington to Delaware.

H.	Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring assets and raising capital. In addition, the Company has not generated revenues. Accordingly, the Company is considered to be in the development stage, as defined in Statement of Financial Accounting Standards No. 7, "Accounting and reporting by development Stage Enterprises" ASC 915-10.

I.	In October 2010, the Israeli Ministry of Health (“MOH”) granted clearance for a Phase I/II clinical trial using the Company’s autologous NurOwn stem cell therapy in patients with amyotrophic lateral sclerosis (“ALS”), subject to some additional process specifications as well as completion of the sterility validation study for tests performed.

On February 23, 2011, the Company submitted, to the MOH, all the required documents. Following approval of the MOH, a Phase I/II clinical study for ALS patients using the Company’s autologous NurOwn stem cell therapy (the “Clinical Trial”) was initiated in June 2011.

J.	In February 2011, the U.S. Food and Drug Administration (“FDA”) granted orphan drug designation to the Company’s NurOwn autologous adult stem cell product for the treatment of ALS.

K.	On February 19, 2013, Brainstorm Ltd established a wholly-owned subsidiary, Brainstorm Cell Therapeutics UK Ltd. (“Brainstorm UK”). Brainstorm UK will act on behalf of the parent Company in the EU.

L.	On February 21, 2013, Brainstorm UK filed a request for Orphan Medicinal Product Designation by the European Medicine Agency (EMA) for its Autologous Bone Marrow derived Mesenchyme Stromal cells Secreting Neurotropic factors (MSC-NTF, NurOwn).

GOING CONCERN:

As reflected in the accompanying financial statements, the Company’s operations for the three months ended March 31, 2013, resulted in a net loss of $1,082. The Company’s balance sheet reflects an accumulated deficit of $48,590. These conditions, together with the fact that the Company is a development stage Company and has no revenues nor are revenues expected in the near future, raise substantial doubt about the Company's ability to continue to operate as a going concern. The Company’s ability to continue operating as a “going concern” is dependent on several factors, among them is its ability to raise sufficient additional working capital.

In 2009, the Company decided to focus only on the effort to commence clinical trials for ALS and such trials did commence in 2011.

In July 2012, the Company raised $4.9 million, net, in a public offering (See Note 6B (i)). However, there can be no assurance that additional funds will be available on terms acceptable to the Company, or at all.

These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern

NOTE 1 - GENERAL:

A.	Brainstorm Cell Therapeutics Inc. (formerly: Golden Hand Resources Inc. - the "Company") was incorporated in the State of Washington on September 22, 2000.

B.	On May 21, 2004, the former major stockholders of the Company entered into a purchase agreement with a group of private investors, who purchased from the former major stockholders 6,880,000 shares of the then issued and outstanding 10,238,000 shares of Common Stock.

C.	On July 8, 2004, the Company entered into a licensing agreement with Ramot of Tel Aviv University Ltd. ("Ramot"), to acquire certain stem cell technology (see Note 3). Subsequent to this agreement, the Company decided to focus on the development of novel cell therapies for neurodegenerative diseases based on the acquired technology and research to be conducted and funded by the Company.

Following the licensing agreement dated July 8, 2004, the management of the Company decided to abandon all old activities related to the sale of the digital data recorder product. The discontinuation of this activity was accounted for under the provision of Statement of Financial Accounting Standard ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets".

D.	On October 25, 2004, the Company formed a wholly-owned subsidiary in Israel, Brainstorm Cell Therapeutics Ltd. ("BCT").

E.	On November 22, 2004, the Company changed its name from Golden Hand Resources Inc. to Brainstorm Cell Therapeutics Inc. to better reflect its new line of business in the development of novel cell therapies for neurodegenerative diseases. BCT, as defined above, owns all operational property and equipment.

The Common Stock is registered and publicly traded on the OTC Markets Group service of the National Association of Securities Dealers, Inc. under the symbol BCLI.

F.	On September 17, 2006, the Company changed the Company's fiscal year-end from March 31 to December 31.

G.	In December 2006, the Company changed its state of incorporation from Washington to Delaware.

H.	Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring assets and raising capital. In addition, the Company has not generated revenues. Accordingly, the Company is considered to be in the development stage, as defined in Statement of Financial Accounting Standards No. 7, "Accounting and reporting by development Stage Enterprises" ASC 915-10.

I.	In October 2010, the Israeli Ministry of Health (“MOH”) granted clearance for a Phase I/II clinical trial using the Company’s autologous NurOwn stem cell therapy in patients with amyotrophic lateral sclerosis (“ALS”), subject to some additional process specifications as well as completion of the sterility validation study for tests performed.

On February 23, 2011, the Company submitted, to the MOH, all the required documents. Following approval of the MOH, a Phase I/II clinical study for ALS patients using the Company’s autologous NurOwn stem cell therapy (the “Clinical Trial”) was initiated in June 2011.

J.	In February 2011, the U.S. Food and Drug Administration (“FDA”) granted orphan drug designation to the Company’s NurOwn autologous adult stem cell product for the treatment of ALS.

GOING CONCERN:

As reflected in the accompanying financial statements, the Company’s operations for the year ended December 31, 2012, resulted in a net loss of $3,430. The Company’s balance sheet reflects an accumulated deficit of $47,508. These conditions, together with the fact that the Company is a development stage Company and has no revenues nor are revenues expected in the near future, raise substantial doubt about the Company's ability to continue to operate as a going concern. The Company’s ability to continue operating as a “going concern” is dependent on several factors, among them is its ability to raise sufficient additional working capital.

In 2009, the Company decided to focus only on the effort to commence clinical trials for ALS and such trials did commence in 2011.

In July 2012, the Company raised $4.9 million, net, in a public offering (See Note 8B (i)). However, there can be no assurance that additional funds will be available on terms acceptable to the Company, or at all.

These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012 are applied consistently in these financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.

B.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S dollar ("dollar") since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Part of the transactions of BCT are recorded in new Israeli shekels ("NIS"); however, a substantial portion of BCT’s costs are incurred in dollars or linked to the dollar. Accordingly, management has designated the dollar as the currency of BCT’s primary economic environment and thus it is their functional and reporting currency.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, BCT. Intercompany balances and transactions have been eliminated upon consolidation.

E.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

F.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Office furniture and equipment	7
Computer software and electronic equipment	33
Laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

G.	Impairment of long-lived assets:

The Company’s and BCT’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2012 and 2011, no impairment losses were identified.

H.	Severance pay:

The liability of BCT for severance pay is calculated pursuant to the Severance Pay Law in Israel, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and is presented on an undiscounted basis.

BCT’s employees are entitled to one month's salary for each year of employment or a portion thereof. BCT’s liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Severance Pay Law in Israel or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

I.	Fair value of financial instruments:

The carrying values of cash and cash equivalents,deposits, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

J.	Accounting for stock-based compensation:

The Company applies ASC 718-10, "Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options under the Company's stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expense for the value of non-employee awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each award, net of estimated forfeitures.

The Company recognizes compensation expense for the value of employee awards that have graded vesting, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date and estimates the fair value of stock options granted using a Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements over the period, equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with SAB 107 and SAB 110, using the "simplified" method. Grants to non-employees are based on the contractual term. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

K.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares outstanding during each year, plus the dilutive potential of the Common Stock considered outstanding during the year, in accordance with ASC 260-10, "Earnings per Share".

All outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2012 and December 31, 2011, since all such securities have an anti-dilutive effect.

L.	Research and development expenses, net:

Research and development expenses, are charged to the statement of operations as incurred.

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs since at the time received it is not probable the Company will generate sales from these projects and pay the royalties resulting from such sales.

M.	Income taxes:

The Company and BCT accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 3 -	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim financial statements have been prepared in a condensed format and include the consolidated financial operations of the Company and its wholly-owned subsidiary as of March 31, 2013 and for the three months then ended, in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2013, are not necessarily indicative of the results that may be expected for the year ended December 31, 2013.

RESEARCH AND LICENSE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Research and License Agreement [Abstract]
Research and License Agreement [Text Block]
NOTE 4 -	RESEARCH AND LICENSE AGREEMENT

The Company has a Research and License Agreement, as amended and restated, with Ramot. The Company obtained a waiver and release from Ramot pursuant to which Ramot agreed to an amended payment schedule regarding the Company's payment obligations under the Research and License Agreement and waived all claims against the Company resulting from the Company's previous defaults and non-payment under the Research and License Agreement. The waiver and release amended and restated the original payment schedule under the original agreement providing for payments during the initial research period and additional payments for any extended research period.

As of December 24, 2009, the Company had paid to Ramot $400 but did not make payments totaling $240 for the initial research period and payments totaling $380 for the extended research period.

On December 24, 2009, the Company and Ramot entered into a settlement agreement which amended the Research and License Agreement, as amended and restated pursuant to which, among other things, the following matters were agreed upon:

a)	Ramot released the Company from its obligation to fund the extended research period in the total amount of $1,140. Therefore, the Company reversed an amount in 2009, equal to $760, from it research and development expenses that were previously expensed.

b)	Past due amounts of $240 for the initial research period plus interest of $32 owed by the Company to Ramot was converted into 1,120,000 shares of common stock on December 30, 2009. Ramot was required to deposit the shares with a broker and only sell the shares in the open market after 185 days from the issuance date.

c)	In the event that the total proceeds generated by sales of the shares on December 31, 2010, together with the March 31, 2010 payment, were less than $240 on or prior to December 31, 2010, then on such date the Company would pay to Ramot the difference between the proceeds that Ramot has received from sales of the shares up to such date together with the September Payment (if any) that has been transferred to Ramot up to such date, and $240. Related compensation in the amount of $51 was recorded as research and development expenses.

In January 2011, Ramot sold an additional 167,530 shares of Common Stock of the Company, for $35, which finalized the sale of the 1,120,000 Common Stock of the Company granted to Ramot for $235. In February 2011, the Company paid the remaining $5 and finalized the balance due to Ramot according to the settlement agreement between the parties dated December 24, 2009.

The Company is to pay Ramot royalties on Net Sales on a Licensed Product by Licensed Product and jurisdiction by jurisdiction basis as follow:

a)	So long as the making, producing, manufacturing, using, marketing, selling, importing or exporting of such Licensed Product is covered by a Valid Claim or is covered by Orphan Drug Status in such jurisdiction – 5% of all Net Sales.

b)	In the event the making, producing, manufacturing, using, marketing, selling, importing or exporting of such Licensed Product is not covered by a Valid Claim and not covered by Orphan Drug status in such jurisdiction – 3% of all Net Sales until the expiration of 15 years from the date of the First Commercial Sale of such Licensed Product in such jurisdiction.

NOTE 3 - RESEARCH AND LICENSE AGREEMENT

The Company has a Research and License Agreement, as amended and restated, with Ramot. The Company obtained a waiver and release from Ramot pursuant to which Ramot agreed to an amended payment schedule regarding the Company's payment obligations under the Research and License Agreement and waived all claims against the Company resulting from the Company's previous defaults and non-payment under the Research and License Agreement. The waiver and release amended and restated the original payment schedule under the original agreement providing for payments during the initial research period and additional payments for any extended research period.

As of December 24, 2009, the Company had paid to Ramot $400 but did not make payments totaling $240 for the initial research period and payments totaling $380 for the extended research period.

On December 24, 2009, the Company and Ramot entered into a settlement agreement which amended the Research and License Agreement, as amended and restated pursuant to which, among other things, the following matters were agreed upon:

A.	Ramot released the Company from its obligation to fund the extended research period in the total amount of $1,140. Therefore, the Company reversed an amount in 2009, equal to $760, from it research and development expenses that were previously expensed.

B.	Past due amounts of $240 for the initial research period plus interest of $32 owed by the Company to Ramot was converted into 1,120,000 shares of common stock on December 30, 2009. Ramot was required to deposit the shares with a broker and only sell the shares in the open market after 185 days from the issuance date.

C.	In the event that the total proceeds generated by sales of the shares on December 31, 2010, together with the March 31, 2010 payment, were less than $240 on or prior to December 31, 2010, then on such date the Company would pay to Ramot the difference between the proceeds that Ramot has received from sales of the shares up to such date together with the September Payment (if any) that has been transferred to Ramot up to such date, and $240. Related compensation in the amount of $51 was recorded as research and development expenses.

In January 2011, Ramot sold an additional 167,530 shares of Common Stock of the Company, for $35, which finalized the sale of the 1,120,000 Common Stock of the Company granted to Ramot for $235. In February 2011, the Company paid the remaining $5 and finalized the balance due to Ramot according to the settlement agreement between the parties dated December 24, 2009.

CONSULTING AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Consulting Agreements [Abstract]
Consulting Agreements [Text Block]
NOTE 5 -	CONSULTING AGREEMENTS

A.	On July 8, 2004, the Company entered into two consulting agreements with Prof. Eldad Melamed and Dr. Daniel Offen (together, the "Consultants"), under which the Consultants provide the Company scientific and medical consulting services in consideration for a monthly payment of $6 each. In addition, the Company granted each of the Consultants, a fully vested warrant to purchase 1,097,215 shares of Common Stock at an exercise price of $0.01 per share. The warrants issued pursuant to the agreement were issued to the Consultants effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005. As of September 2010, all the above warrants had been exercised. In June 2012 an amendment was signed with Dr. Daniel Offen, according to which the company pays Daniel Offen a monthly payment of $6, out of which $3 in cash and $3 by grant of Company stock.

B.	On December 16, 2010, the Company approved a grant of 1,100,000shares of the Company's Common Stock to the two Consultants, for services rendered through December 31, 2010. Related compensation in the amount of $220 was recorded as research and development expense. A sum of $487 was cancelled concurrently with the issuance of the 1,100,000 shares of Common Stock of the Company.

C.	On June 27, 2011, the Company approved an additional grant of 400,000shares of the Company's Common Stock to Prof. Daniel Offen, for services rendered through December 31, 2009. Related compensation in the amount of $192 was recorded as research and development expense.

D.	On August 1, 2012, the Company approved an additional grant of 623,077shares of the Company's Common Stock to the Consultants, for services rendered from January 1, 2011 through June 30, 2012. Related compensation in the amount of $162 was recorded as research and development expense.

E.	On January 16, 2013, the Company granted the Consultants an aggregate of 216,000 shares of Common Stock for their services from January 1, 2012 through December 31, 2012. Related compensation in the amount of $54 was recorded as research and development expense.

NOTE 4 - CONSULTING AGREEMENTS

A.	On July 8, 2004, the Company entered into two consulting agreements with Prof. Eldad Melamed and Dr. Daniel Offen (together, the "Consultants"), under which the Consultants provide the Company scientific and medical consulting services in consideration for a monthly payment of $6 each. In addition, the Company granted each of the Consultants, a fully vested warrant to purchase 1,097,215 shares of Common Stock at an exercise price of $0.01 per share. The warrants issued pursuant to the agreement were issued to the Consultants effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005. As of September 2010, all the above warrants had been exercised. In June 2012 an amendment was signed with Dr. Daniel Offen, according to which the company pays Daniel Offen a monthly payment of $6, out of which $3 in cash and $3 by grant of Company stock.

B.	On December 16, 2010, the Company approved a grant of 1,100,000shares of the Company's Common Stock to the two Consultants, for services rendered through December 31, 2010. Related compensation in the amount of $220 was recorded as research and development expense. A sum of $487 was cancelled concurrently with the issuance of the 1,100,000 shares of Common Stock of the Company.

C.	On June 27, 2011, the Company approved an additional grant of 400,000shares of the Company's Common Stock to Prof. Daniel Offen, for services rendered through December 31, 2009. Related compensation in the amount of $192 was recorded as research and development expense.

D.	On August 1, 2012, the Company approved an additional grant of 623,077shares of the Company's Common Stock to the Consultants, for services rendered from January 1, 2011 through June 30, 2012. Related compensation in the amount of $162 was recorded as research and development expense.

E.	As of December 31, 2012, the Company has a total obligation of $57 for services rendered by the Consultants under the above-mentioned agreements.

F.	After the balance sheet date, on January 16, 2013, the Company granted the Consultants 216,000 shares of Common Stock each for their services through December 31, 2012 (See Note 12A).

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	NOTE 5 - ACCOUNTS RECEIVABLE
	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Government institutions	108	76
Grants receivable from the CSO	634	236
	742	312

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 - PROPERTY AND EQUIPMENT

	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Cost:
Office furniture and equipment	9	9
Computer software and electronic equipment	120	106
Laboratory equipment	437	361
Leasehold improvements	690	690
	1,256	1,166
Accumulated depreciation:
Office furniture and equipment	4	4
Computer software and electronic equipment	106	103
Laboratory equipment	306	252
Leasehold improvements	593	493
	1,009	852

Depreciated cost	247	314

Depreciation expenses for the year ended December 31, 2012 and December 31, 2011 were $157, and $153, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 7 - COMMITMENTS AND CONTINGENCIES

A.	In November, 2012, BCT entered into an amended lease agreement for the lease of its facilities. The term of the lease is 60 months, commencing on April 1, 2013, with an option to terminate the agreement with 6 month notice, after 36 months. Rent is paid on a monthly basis in the amount of NIS 35,000 (approximately $10) per month.

The facilities and vehicles of the Company and BCT are rented under operating leases that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows:

Period ending December 31, 2012	Facilities	Vehicles	Total
2013	119	7	126
2014	120	-	120
2015	120	-	120
2016	90	-	90
	449	7	456

Total facilities rent expenses for the year ended December 31, 2012 and 2011 were $106 and $111, respectively.

B.	Commitments to pay royalties to the Chief Scientist:

BCT obtained from the Chief Scientist of the State of Israel grants for participation in research and development for the years 2007 through 2012, and, in return, BCT is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.

Through December 31, 2012, total grants received amounted to $533.

C.	On February 17, 2010, BCT entered into an agreement with Hadasit Medical Research Services and Development Ltd ("Hadasit") to conduct clinical trials in ALS patients. The agreement was revised in June 2011 according to which, in connection with the trials, BCT will pay Hadasit $32per patient totaling up to $773, as well as $65 per month for rental and operation of two clean rooms. The Company has the right to cease the rental of the clean rooms at any time upon 30 days prior notice.

D.	In April 2008, Chapman, Spira & Carson, LLC (“CSC”) filed a breach of contract complaint in the Supreme Court of the State of New York (the “Court”) against the Company. The complaint alleges that the Company improperly terminated its contract with CSC. The complaint seeks, among other things, the following relief: (i) 400,000 shares of the common stock of the Company and (ii) warrants to purchase 250,000 shares of the common stock of the Company at an exercise price of $0.30 per share. Further, the complaint alleges that CSC performed its obligations under the contract and has suffered compensatory damages in an amount up to approximately $672. CSC also seeks costs and attorneys’ fees.

On October 24, 2012, the Company reached an understanding with CSC pursuant to which the Company will pay CSC $125 in full satisfaction of CSC’s claims against the Company, out of which $80 was paid to CSC and a $45 accrual was included in the financial statements accordingly.

STOCK CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 -	STOCK CAPITAL

A.	The rights of Common Stock are as follows:

Holders of Common Stock have the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company and the right to receive dividends, if declared.

The Common Stock is registered and publicly traded on the OTC Markets Group service of the National Association of Securities Dealers, Inc. under the symbol BCLI.

B.	Issuance of shares, warrants and options:

1.	Private placements and public offering:

(a)	During 2004 and 2005 the Company issued, in separate transactions, 8,861,875 shares of Common Stock of the Company for total proceeds of $308

(b)	On February 23, 2005, the Company completed a private placement for sale of 1,894,808 units for total proceeds of $1,418. Each unit consisted of one share of Common Stock and a three-year warrant to purchase one share of Common Stock at $2.50 per share. This private placement was consummated in three tranches which closed in October 2004, November 2004 and February 2005. All warrants are no longer valid

(c)	On August 11, 2005, the Company signed a private placement agreement with investors for the sale of up to 1,250,000 units at a price of $0.80 per unit. Each unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock at $1.00 per share. The warrants were exercisable for a period of three years from issuance. On September 30, 2005, the Company sold 312,500 units for total net proceeds of $225. On December 7, 2005, the Company sold 187,500 units for total net proceeds of $135. All warrants are no longer valid.

(d)	In July 2007, the Company entered into an investment agreement, that was amended in August 2009, according to which for an aggregate subscription price of up to $5 million, the Company issued 41,666,667 shares of Common Stock and a warrant to purchase 10,083,333 shares of the Company's common stock at an exercise price of $0.20 per share and a warrant to purchase 20,166,667 shares of common stock at an exercise price of $0.29 per share. The warrants may be exercised at any time and expire on November 5, 2013.

In January 2011, the Company and an investor signed an agreement to balance the remaining amount due to the investor, totaling $22, against the remaining balance of the investment and the Company issued the above shares and warrants.

In addition, the Company issued an aggregate of 1,250,000 shares of Common Stock to a related party as an introduction fee for the investment. As of the balance sheet date, no warrants have been exercised.

(e)	In January 2010, the Company issued 1,250,000 units to a private investor for total proceeds of $250. Each unit consisted of one share of Common Stock and a two-year warrant to purchase one share of Common Stock at $0.50 per share. All warrants are no longer valid.

(f)	In February 2010, the Company issued 6,000,000 shares of Common Stock to three investors (2,000,000 to each investor) and warrants to purchase an aggregate of 3,000,000 shares of Common Stock (1,000,000 to each investor) with an exercise price of $0.50 for aggregate proceeds of $1,500 ($500 each).

(g)	In February 2011, the Company issued 833,333 shares of Common Stock, at a price of $0.30 per share, and a warrant to purchase 641,026 shares of the Company's Common Stock at an exercise price of $0.39 per share exercisable for one year for total proceeds of $250. The warrants are no longer valid.

(h)	On February 23, 2011, the Company entered into an investment agreement, pursuant to which the Company agreed to sell up to 12,815,000 shares of Common Stock, for an aggregate subscription price of up to $3.6 million and warrants to purchase up to 19,222,500 shares of Common Stock as follows: warrant to purchase 12,815,000 shares of Common Stock at $0.5 per share for two years, and warrants to purchase 6,407,500 shares of Common Stock at $0.28 per share for one year, out of which 946,834 were exercised, and 5,460,666 were cancelled.

In addition, the Company agreed to pay 10% of the funds received for the distribution services received, out of this amount, 4% was be paid in stock and the remaining 6% in cash. Accordingly, in March 2011, the Company issued 512,600 shares of Common Stock and paid $231.

(I)	On July 17, 2012, the Company raised $5.7 million gross proceeds through a public offering (“Public Offering”) of its common stock. The Company issued a total of 19,818,968 common stock of $0.00005 par value, ($0.29 per share) and 14,864,228 warrants to purchase 0.75 shares of Common Stock for every share purchased in the Public Offering, at an exercise price of $0.29 per share. The Warrants are exercisable until the 30 month anniversary of the date of issuance. After deducting closing costs and fees, the Company received net proceeds of approximately $4.9 million.

The Company paid to the Placement Agency, Maxim Group LLC (the “Placement Agent”) a cash fee equal to 6% of the gross proceeds of the Public Offering and a corporate finance fee of 1% of the gross proceeds of the Public Offering, as well as fees and expenses of the Placement Agent of $1,000.  In addition, the Company issued to the Placement Agent a two year warrant to purchase up to 493,966 shares of Common Stock (equal to 3% of the number of shares sold in the Public Offering), with an exercise price equal to $0.348 (120% of the Public offering price). The Warrants are exercisable until the 30 month anniversary of the date of issuance. In addition, the Company issued to Leader Underwriters (1993) Ltd, warrants to purchase 232,758 shares of Common stock, at an exercise price of $0.29 per share. The warrants are exercisable until the 30 month anniversary of the date of issuance.

(j)	On February 4, 2013, the Company issued 126,111 shares of Common Stock to an investor, according to a settlement agreement, for the correction of the conversion rate of a $200 convertible loan. The convertible loan was issued in 2006 and converted in 2010.

(k)	On February 7, 2013, the Company issued 833,334 units to a private investor for total proceeds of $250. Each unit consisted of one share of Common Stock and a warrant to purchase one share of Common Stock at $0.50 per share exercisable for 32 months.

2.	Share-based compensation to employees and to directors:

(a)	Options to employees and directors:

On November 25, 2004, the Company's stockholders approved the 2004 Global Stock Option Plan and the Israeli Appendix thereto (which applies solely to participants who are residents of Israel) and on March 28, 2005, the Company's stockholders approved the 2005 U.S. Stock Option and Incentive Plan, and the reservation of 9,143,462 shares of Common Stock for issuance in the aggregate under these stock plans.

Each option granted under the plans is exercisable until the earlier of ten years from the date of grant of the option or the expiration dates of the respective option plans. The 2004 and 2005 options plans will expire on November 25, 2014 and March 28, 2015, respectively. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised. The options vest primarily over three years. Any options that are canceled or forfeited before expiration become available for future grants.

In June 2008, June 2011 and in June 2012, the Company's stockholders approved increases in the number of shares of common stock available for issuance under these stock option plans by 5,000,000, 5,000,000 and 9,000,000 shares, respectively.

From 2005 through 2009, the Company granted its directors options to purchase 800,000 (in total) shares of Common Stock of the Company at an exercise price of $0.15 per share. The options are fully vested and will expire after 10 years.

On June 22, 2006, the Company entered into an amendment to the Company's option agreement with two of its employees. The amendment changed the exercise price of 270,000 options granted to them from $0.75 to $0.15 per share. The excess of the fair value resulting from the modification, in the amount of $2, was recorded as general and administration expense over the remaining vesting period of the options.

On October 23, 2007, the Company granted to its former Chief Executive Officer an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.87 per share. On November 5, 2008, the Company amended the exercise price to $0.15 per share. The option is fully vested and expires after 10 years. The total compensation related to the option is $737, which was recorded as general and administrative expense. The options were all exercised for $150.

On June 29, 2009, the Company granted to its former Chief Executive Officer and director an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.067 per share. The option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. Out of which 483,333 were exercised for $32 and 516,667 were cancelled.

The total compensation related to the option is $68, which is amortized over the vesting period as general and administrative expense. In February 2011, the former CEO resigned. On July 25, 2011, the Company signed a settlement agreement with the former CEO under which 483,333 shares out of the above grant became fully vested and exercisable through April 30, 2012. An additional $30 was written as compensation in general and administrative expense.

In April 2012, the former CEO exercised the option to 483,333 shares of Common Stock for an exercise price of $32.

On June 29, 2009, the Company granted to its former Chief Financial Officer an option to purchase 200,000 shares of Common Stock at an exercise price of $0.067 per share. The option vested with respect to 1/3 of the shares subject to the option. In connection with the former Chief Financial Officer’s resignation, 2/3 of the above shares were cancelled and the remaining 66,667 were exercised for $4.

On April 13, 2010, the Company, Abraham Israeli and Hadasit Medical Research Services and Development Ltd. (“Hadasit”) entered into an Agreement (the “Agreement”) pursuant to which Prof. Israeli agreed, during the term of the Agreement, to serve as (i) the Company’s Clinical Trials Advisor and (ii) a member of the Company’s Board of Directors.

In consideration of the services to be provided by Prof. Israeli to the Company under the Agreement, the Company agreed to grant equity annually during the term of the Agreement for the purchase of its Common Stock, as follows:

·	An option for the purchase of 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share to Prof. Israeli; and

·	A warrant for the purchase of 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share to Hadasit,

Such options and warrants will vest and become exercisable in twelve (12) consecutive equal monthly amounts.

Accordingly, the Company granted to Prof. Israeli in each of April 2010, June 2011 and April 2012, an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The aggregated compensation related to such warrants recorded as of December 31, 2012 is $126 was classified as general and administrative expense.

In addition, the Company granted Hadasit, in each of April 2010, June 2011 and April 2012, a warrant to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. The aggregated compensation related to the options recorded as of December 31, 2012 is $24 was classified as research and development expense.

On December 16, 2010, the Company granted to two of its directors an option to purchase 400,000 shares of Common Stock at an exercise price of $0.15 per share. The options are fully vested and are exercisable for a period of 10 years. The compensation related to the option, in the amount of $78, was recorded as general and administrative expense.

On December 16, 2010, the Company approved the grant to its three Scientific Board members 300,000 shares of Common Stock of the Company. The compensation related to the option, in the amount of $60, was recorded as research and development expense.

In January 2011, the Company granted to its former CEO, an option to purchase 450,000 shares of Common Stock of the Company at $0.20 per share. The total compensation related to the option is $177, which is amortized over the vesting period as general and administrative expense.

On June 27, 2011, the Company granted to three of its directors options to purchase an aggregate of 634,999 shares of Common Stock of the Company at $0.15 per share. The total compensation related to the option was $287, which is amortized over the vesting period as general and administrative expense.

On August 10, 2011, the Company granted to its CEO, an option to purchase 70,000 shares of Common Stock of the Company at $0.20 per share. The total compensation related to the option was $26, which was amortized as general and administrative expense.

On August 1, 2012, the Company granted to three of its directors options to purchase an aggregate of 460,000 shares of Common Stock of the Company at $0.15 per share. The total compensation related to the option was $105, which is amortized over the vesting period as general and administrative expense.

On August 1, 2012, the Company granted to its former CEO, an option to purchase 70,000 shares of Common Stock of the Company at $0.26 per share. The total compensation expense related to the option was $16, which was amortized as general and administrative expense.

On January 24, 2013, the Company granted its new Chief Executive Officer an option to purchase 4,000,000 shares of Common Stock at an exercise price of $0.29 per share. The option will vest 33% of the shares subject thereto on the first anniversary of the date of grant and the remainder shall vest over 36 consecutive months.

The Company also agreed in the Employment Agreement dated January 24, 2013 to grant its Chief Executive Officer an additional option to purchase 2,000,000 shares of Common Stock, if certain conditions precedent occur prior to January 24 2014. Such option, which has not been granted at this time, would have an exercise price of $0.29 per share and vest as to 33.33% of the number of shares after one year, and the remainder of the shares would become exercisable in 36 consecutive, equal monthly installments thereafter.

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the three months ended March 31, 2013
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,751,665	0.18
Granted	4,000,000	0.29
Exercised	-	-
Cancelled	-	-

Outstanding at end of period	8,751,665	0.23	175,033

Vested and expected-to-vest at end of period	4,187,360	0.18	293,115

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company’s shares on March 31, 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on March 31, 2013.

(b)	Restricted shares to directors:

From May 2006 through April 2007, the Company issued to its directors 400,000 restricted shares of Common Stock (100,000 each). The restrictions on the shares have fully lapsed. The compensation related to the stocks issued amounted to $198, which was amortized over the vesting period as general and administrative expenses. On August 27, 2008, the Company issued to its director 960,000 shares of Common Stock upon a cashless exercise by a shareholder of a warrant to purchase 1,000,000 shares of Common Stock at an exercise price of $.01 per share that was acquired by the shareholder from Ramot. The shares were allocated to the director by the shareholder.

In May and June 2010, based on a board resolution dated June 29, 2009, the Company issued to three directors, three of its Scientific Advisory Board members and two of its Advisory Board members 800,000 restricted shares of Common Stock. The shares will vest in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company approved a grant to two of its directors 400,000 (total) shares of Common Stock. Related compensation in the amount of $80 was recorded as general and administrative costs in 2010. These shares were actually granted in June 2011, and an additional related compensation in the amount of $112 was recorded as general and administrative expense.

On June 27, 2011, the Company granted to two of its directors 476,666 (total) shares of Common Stock, which shares are fully vested as of March 31, 2013. Related compensation in the amount of $229 will be recorded as general and administrative expense.

On August 22, 2011, the Company entered into an agreement with Chen Schor (the “Executive Director Agreement”) pursuant to which the Company granted to Mr. Schor 923,374 shares of restricted Common Stock of the Company.   The shares will vest over 3 years - 1/3 upon each anniversary of the Grant Date. In addition, the Company will pay $15 per quarter to Mr. Schor for his services as an Executive Board Member.

In August 2011, the Company issued to three of its Scientific Advisory Board members and three of its Advisory Board members a total of 300,000 restricted shares of Common Stock. The shares will vest in equal monthly portions over the service period.

In November 2011, the Company issued to four of its Advisory Board members a total of 500,000 restricted shares of Common Stock. The shares will vest in equal monthly portions over the service period.

In addition, in November 2011, the Company issued to a former director 250,000 shares of Common Stock. Related compensation in the amount of $70 was recorded as general and administrative expense.

In August 2012, the Company issued to two directors, four of its Scientific Advisory Board members and three of its Advisory Board members a total of 885,000 restricted shares of Common Stock. The shares will vest in 12 equal monthly portions over the service period. Related compensation in the amount of $198 will be recorded as general and administrative expense.

3.	Shares and warrants to investors and service providers:

The Company accounts for shares and warrant grants issued to non-employees using the guidance of ASC 505-50, "Equity-Based Payments to Non-Employees" (EITTF 96-18, "Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling, Goods or Services"), whereby the fair value of such option and warrant grants is determined using a Black-Scholes options pricing model at the earlier of the date at which the non-employee's performance is completed or a performance commitment is reached.

a)	Warrants to investors and service providers and investors:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November-December 2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December 2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December 2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	Nov 2013 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	Nov 2013 – Sep 2018
Apr-Oct 2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	Nov 2013 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000		500,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	Nov 2013
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000			12,815,000	0.5	12,815,000	Feb 2013
April 2011	33,334			33,334	0.01	33,334	Apr 2021
April 2012	33,334			33,334	0.01	30,556	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015
Feb 2013	833,334			833,334	0.5	833,334	Oct 2015
	95,061,785	16,468,540	14,586,794	64,006,451		63,003,673

(a)	Warrants to investors and service providers and investors:

The fair value for the warrants to service providers was estimated on the measurement date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions for the year ended December 31, 2010; weighted average volatility of 140%, risk free interest rates of 2.39%-3.14%, dividend yields of 0% and a weighted average life of the options of 5-5.5 and 1-9 years. There were no grants to service providers during 2012 and 2013 using Black-Scholes calculation.

(b)	Shares:

On June 1 and June 4, 2004, the Company issued 40,000 and 150,000 shares of Common Stock for 12 months of filing services and legal and due-diligence services, respectively, with respect to a private placement. Compensation expense related to filing services, totaling $26, was amortized over a 12-month period. Compensation related to legal services, totaling $105 was recorded as equity issuance cost and had no effect on the statement of operations.

On February 10, 2005, the Company signed an agreement with one of its service providers under which the Company issued to the service provider 100,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. All restrictions on these shares have lapsed.

In March and in April 2005, the Company signed an agreement with four members of its Scientific Advisory Board under which the Company issued to the members of the Scientific Advisory Board 400,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan (100,000 each). All restrictions on these shares have lapsed.

Between the years 2004 through 2009, the Company issued to several services providers, in separate transactions, 3,045,508 shares of Common Stock in total. The total related compensation, in the amount of $758, was recorded as general and administrative expense.

On March 5, 2007, the Company issued a $150 Convertible Promissory Note to a third party. Interest on the note accrued at the rate of 8% per annum for the first year and 10% per annum after the first year. On January 27, 2010, the third party converted the entire accrued principle and interest outstanding under the note, amounting to $189, into 1,016,109 shares of Common Stock.

On October 29, 2007, the Company issued to a Scientific Advisory Board member 80,000 shares of the Company’s Common Stock for scientific services. Compensation of $67 was recorded as research and development expense.

On May 20, 2008, the Company issued to its finance advisor 90,000 shares of the Company's common stock. The shares are for $35 payable to the finance advisor for introduction fee of past convertible loans. Related compensation in the amount of $36 is recorded as finance expenses.

On April 5, 2009, the Company issued to its Chief Technology Advisor 1,800,000 shares of Common Stock. The shares are for $180 payable to the advisor. Related compensation in the amount of $144 was recorded as research and development expense.

On October 1, 2009, the Company issued to its service provider 150,000 shares of the Company's Common Stock. The shares are for financial and investor relation services done by the provider. Related compensation in the amount of $51 is recorded as general and administrative expense.

On October 2, 2009, the Company issued to its service provider 1,250,000 shares of the Company's Common Stock. The shares are for investor and public relation services. Related compensation in the amount of $400 was recorded as general and administrative expense.

On December 30, 2009, the Company issued to Ramot 1,120,000 shares of the Company's Common Stock (See Note 4).

On December 13, 2009, the Company issued a $135 Convertible Promissory Note to it legal advisor for $217 in legal fees accrued through October 31, 2009. Interest on the note accrued at the rate of 4%.

On January 5, 2010, the Company issued to its public relations advisor 50,000 shares of the Company's Common Stock for six months service. The issuance of the shares is part of the agreement with the public relations advisor that entitles it to a monthly grant of 8,333 shares of the Company's Common Stock. Related compensation in the amount of $12 was recorded as general and administrative expense.

On January 6, 2010, the Company issued to its service provider 60,000 shares of the Company's Common Stock. The shares are for $15 payable to the service provider for insurance and risk management consulting and agency services for three years. Related compensation in the amount of $16 was recorded as general and administrative expense.

On February 19, 2010, the Company's legal advisor converted the entire accrued principal and interest amount outstanding under the note into 402,385 shares of Common Stock.

On April 6, 2010, Prof. Melamed fully exercised his warrant to purchase 1,097,215 shares of the Company’s Common Stock. The warrant was issued to him pursuant to the agreement with the Consultants effective as of November 4, 2004 (See Note 5a).

In May 2010, based on a board resolution dated June 29, 2009, the Company issued to one of its public relations advisors 100,000 restricted shares of Common Stock. The shares will vest in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company granted to its service provider 200,000 shares of the Company's Common Stock. The shares are for investor and public relations services. Related compensation in the amount of $40 was recorded as general and administrative expense.

On December 16, 2010, the Company granted to its two consultants 1,100,000 shares of the Company's Common Stock (See Note 5B).

On February 18, 2011, the Company's legal advisor converted the entire accrued principal and interest of the Convertible Promissory Note granted on September 15, 2010, totaling $137, into 445,617 shares of Common Stock.

On June 27, 2011, the Company granted to its legal advisor 180,000 shares of Common Stock for 2011 legal services. Related compensation in the amount of $86 was recorded as general and administrative expense.

On June 27, 2011, the Company granted to its consultant 400,000 shares of the Company's Common Stock, for services rendered through December 31, 2009.

Related compensation in the amount of $192 was recorded as research and development expense.

On June 27, 2011, the Company granted to a service provider 10,870 shares of the Company's Common Stock. Related compensation in the amount of $5 was recorded as general and administrative expense.

On December 31, 2011, the Company issued to Hadasit warrants to purchase up to 1,500,000 restricted shares of the Company's Common Stock at an exercise price of $0.001 per share, exercisable for a period of 5 years.  The warrants shall vest over the course of the trials as follows: 500,000 upon enrollment of 1/3 of the patients; an additional 500,000 upon enrollment of all the patients and the final 500,000 upon completion of the study.

On January 16, 2013, the Company granted an aggregate of 216,000 shares of Common Stock of the Company to two consultants, for services rendered through December 31, 2012. Related compensation expense in the amount of $54 was recorded as research and development expense.

On March 11, 2013, the Company granted to its legal advisor 193,696 shares of Common Stock for 2013 legal services. As of March 31, 2013, related compensation expense in the amount of $11 was recorded as general and administrative expense.

On March 11, 2013, the Company granted to two of its service provider 400,000 an aggregate of shares of the Company's Common Stock. The shares are public relations services. As of March 31, 2013, related compensation expense in the amount of $31 was recorded as general and administrative expense.

 The total stock-based compensation expense, related to shares, options and warrants granted to employees, directors and service providers, was comprised, at each period, as follows:

	Three months ended March 31,		Period from September 22, 2000 (inception date) through March 31,
	2013	2012	2013
	U.S. $ in thousands
Research and development	75	13	17,841
General and administrative	226	168	10,884
Financial expenses, net	-	-	248
Total stock-based compensation expense	301	181	28,973

NOTE 8 - STOCK CAPITAL

A.	The rights of Common Stock are as follows:

Holders of Common Stock have the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company and the right to receive dividends, if declared.

The Common Stock is registered and publicly traded on the OTC Markets Group service of the National Association of Securities Dealers, Inc. under the symbol BCLI.

B.	Issuance of shares warrants and options:

1. Private placements and public offering:

(a)	During 2004 and 2005 the Company issued, in separate transactions, 8,861,875 shares of Common Stock of the Company for total proceeds of $308

(b)	On February 23, 2005, the Company completed a private placement for sale of 1,894,808 units for total proceeds of $1,418. Each unit consisted of one share of Common Stock and a three-year warrant to purchase one share of Common Stock at $2.50 per share. This private placement was consummated in three tranches which closed in October 2004, November 2004 and February 2005. All warrants are no longer valid.

(c)	On August 11, 2005, the Company signed a private placement agreement with investors for the sale of up to 1,250,000 units at a price of $0.80 per unit. Each unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock at $1.00 per share. The warrants were exercisable for a period of three years from issuance. On September 30, 2005, the Company sold 312,500 units for total net proceeds of $225. On December 7, 2005, the Company sold 187,500 units for total net proceeds of $135. . All warrants are no longer valid.

(d)	In July 2007, the Company entered into an investment agreement, that was amended in August 2009, according to which for an aggregate subscription price of up to $5 million, the Company issued 41,666,667 shares of Common Stock and a warrant to purchase 10,083,333 shares of the Company's common stock at an exercise price of $0.20 per share and a warrant to purchase 20,166,667 shares of common stock at an exercise price of $0.29 per share. The warrants may be exercised at any time and expire on November 5, 2013.

In January 2011, the Company and an investor signed an agreement to balance the remaining amount due to the investor, totaling $22, against the remaining balance of the investment and the Company issued the above shares and warrants.

In addition, the Company issued an aggregate of 1,250,000 shares of Common Stock to a related party as an introduction fee for the investment. As of the balance sheet date, no warrants have been exercised.

(e)	In January 2010, the Company issued 1,250,000 units to a private investor for total proceeds of $250. Each unit consisted of one share of Common Stock and a two-year warrant to purchase one share of Common Stock at $0.50 per share. All warrants are no longer valid.

(f)	In February 2010, the Company issued 6,000,000 shares of Common Stock to three investors (2,000,000 to each investor) and warrants to purchase an aggregate of 3,000,000 shares of Common Stock (1,000,000 to each investor) with an exercise price of $0.50 for aggregate proceeds of $1,500 ($500 each).

(g)	In February 2011, the Company issued 833,333 shares of Common Stock, at a price of $0.30 per share, and a warrant to purchase 641,026 shares of the Company's Common Stock at an exercise price of $0.39 per share exercisable for one year for total proceeds of $250. The warrants are no longer valid.

(h)	On February 23, 2011, the Company entered into an investment agreement, pursuant to which the Company agreed to sell up to 12,815,000 shares of Common Stock, for an aggregate subscription price of up to $3.6 million and warrants to purchase up to 19,222,500 shares of Common Stock as follows: warrant to purchase 12,815,000 shares of Common Stock at $0.5 for two years, and warrants to purchase 6,407,500 shares of Common Stock at $0.28 for one year, out of which 946,834 were exercised, and 5,460,666 were cancelled.

In addition, the Company agreed to pay 10% of the funds received for the distribution services received, out of this amount, 4% was be paid in stock and the remaining 6% in cash. Accordingly, in March 2011, the Company issued 512,600 shares of Common Stock and paid $231.

(I)	On July 17, 2012, the Company raised a $5.7 million gross proceeds through a public offering (“Public Offering”) of its common stock. The Company issued a total of 19,818,968 common stock of $0.00005 par value, ($0.29 per share) and 14,864,228 warrants to purchase 0.75 shares of Common Stock for every share purchased in the Public Offering, at an exercise price of $0.29 per share. The Warrants are exercisable until the 30 month anniversary of the date of issuance. After deducting closing costs and fees, the Company received net proceeds of approximately $4.9 million.

The Company paid to the Placement Agency, Maxim Group LLC (the “Placement Agent”) a cash fee equal to 6% of the gross proceeds of the Public Offering and a corporate finance fee of 1% of the gross proceeds of the Public Offering, as well as fees and expenses of the Placement Agent of $1,000.  In addition, the Company issued to the Placement Agent a two year warrant to purchase up to 493,966 shares of Common Stock (equal to 3% of the number of shares sold in the Public Offering), with an exercise price equal to $0.348 (120% of the Public offering price). The Warrants are exercisable until the 30 month anniversary of the date of issuance. In addition, the Company issued to Leader Underwriters (1993) Ltd, warrants to purchase 232,758 shares of Common stock, at an exercise price of $0.29 per share. The warrants are exercisable until the 30 month anniversary of the date of issuance.

2.	Share-based compensation to employees and to directors:

(a)	Options to employees and directors:

On November 25, 2004, the Company's stockholders approved the 2004 Global Stock Option Plan and the Israeli Appendix thereto (which applies solely to participants who are residents of Israel) and on March 28, 2005, the Company's stockholders approved the 2005 U.S. Stock Option and Incentive Plan, and the reservation of 9,143,462 shares of Common Stock for issuance in the aggregate under these stock plans.

Each option granted under the plans is exercisable until the earlier of ten years from the date of grant of the option or the expiration dates of the respective option plans. The 2004 and 2005 options plans will expire on November 25, 2014 and March 28, 2015, respectively. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised. The options vest primarily over three years. Any options that are canceled or forfeited before expiration become available for future grants.

In June 2008, June 2011 and in June 2012, the Company's stockholders approved increases in the number of shares of common stock available for issuance under these stock option plans by 5,000,000, 5,000,000 and 9,000,000 shares, respectively.

From 2005 through 2009, the Company granted its directors options to purchase 800,000 (in total) shares of Common Stock of the Company at an exercise price of $0.15 per share. The options are fully vested and will expire after 10 years.

On June 22, 2006, the Company entered into an amendment to the Company's option agreement with two of its employees. The amendment changed the exercise price of 270,000 options granted to them from $0.75 to $0.15 per share. The excess of the fair value resulting from the modification, in the amount of $2, was recorded as general and administration expense over the remaining vesting period of the options.

On October 23, 2007, the Company granted to its former Chief Executive Officer an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.87 per share. On November 5, 2008, the Company amended the exercise price to $0.15 per share. The option is fully vested and expires after 10 years. The total compensation related to the option is $737, which was recorded as general and administrative expense. The options were all exercised for $150.

On June 29, 2009, the Company granted to its former Chief Executive Officer and director an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.067 per share. The option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. Out of which 483,333 were exercised for $32 and 516,667 were cancelled.

The total compensation related to the option is $68, which is amortized over the vesting period as general and administrative expense. In February 2011, the former CEO resigned. On July 25, 2011, the Company signed a settlement agreement with the former CEO under which 483,333 shares out of the above grant became fully vested and exercisable through April 30, 2012. An additional $30 was written as compensation in general and administrative expense. In April 2012, the former CEO exercised the option to 483,333 shares of Common Stock for an exercise price of $32.

On June 29, 2009, the Company granted to its former Chief Financial Officer an option to purchase 200,000 shares of Common Stock at an exercise price of $0.067 per share. The option vested with respect to 1/3 of the shares subject to the option. In connection with the former Chief Financial Officer’s resignation, 2/3 of the above shares were cancelled and the remaining 66,667 were exercised for $4.

On April 13, 2010, the Company, Abraham Israeli and Hadasit Medical Research Services and Development Ltd. (“Hadasit”) entered into an Agreement (the “Agreement”) pursuant to which Prof. Israeli agreed, during the term of the Agreement, to serve as (i) the Company’s Clinical Trials Advisor and (ii) a member of the Company’s Board of Directors.  In consideration of the services to be provided by Prof. Israeli to the Company under the Agreement, the Company agreed to grant options annually during the term of the Agreement for the purchase of its Common Stock, as follows:

·	An option for the purchase of 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share to Prof. Israeli; and

·	An option for the purchase of 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share to Hadasit,

Such options will vest and become exercisable in twelve (12) consecutive equal monthly amounts.

Accordingly, the Company granted to Prof. Israeli in each of April 2010, June 2011 and April 2012, an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The aggregated compensation related to the options recorded as of December 31, 2012 is $126 was classified as general and administrative expense.

In addition, the Company granted Hadasit, in each of April 2010, June 2011 and April 2012, an option to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. The aggregated compensation related to the options recorded as of December 31, 2012 is $24 was classified as research and development expense.

On December 16, 2010, the Company granted to two of its directors an option to purchase 400,000 shares of Common Stock at an exercise price of $0.15 per share. The options are fully vested and are exercisable for a period of 10 years. The compensation related to the option, in the amount of $78, was recorded as general and administrative expense.

On December 16, 2010, the Company approved the grant to its three Scientific Board members 300,000 shares of Common Stock of the Company. The compensation related to the option, in the amount of $60, was recorded as research and development expense.

In January 2011, the Company granted to its former CEO, an option to purchase 450,000 shares of Common Stock of the Company at $0.20. The total compensation related to the option is $177, which is amortized over the vesting period as general and administrative expense.

On June 27, 2011, the Company granted to three of its directors options to purchase an aggregate of 634,999 shares of Common Stock of the Company at $0.15. The total compensation related to the option was $287, which is amortized over the vesting period as general and administrative expense.

On August 10, 2011, the Company granted to its CEO, an option to purchase 70,000 shares of Common Stock of the Company at $0.20. The total compensation related to the option was $26, which was amortized as general and administrative expense.

On August 1, 2012, the Company granted to three of its directors options to purchase an aggregate of 460,000 shares of Common Stock of the Company at $0.15. The total compensation related to the option was $105, which is amortized over the vesting period as general and administrative expense.

On August 1, 2012, the Company granted to its former CEO, an option to purchase 70,000 shares of Common Stock of the Company at $0.26. The total compensation related to the option was $16, which was amortized as general and administrative expense.

In the year ended December 31, 2012, 1,182,606 options were exercised by a former CEO of the Company for $137.

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,938,821	0.168
Granted	981,666	0.164
Exercised	(1,182,606)	0.116
Cancelled	13,784	0.067

Outstanding at end of period	4,751,665	0.180	190,067

Vested and expected-to-vest at end of period	3,848,610	0.18	153,944

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company’s shares on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012.

The options outstanding as of December 31, 2012, have been separated into exercise prices, as follows:

	Options outstanding as of	Weighted average remaining	Options exercisable as of
	December 31,	contractual	December 31,
Exercise price	2 0 1 2	Life	2 0 1 2
$		Years

0.00005	499,998	7.95	444,443
0.067	116,668	6.50	116,668
0.15	2,144,999	7.33	1,838,332
0.18	670,000	7.47	528,333
0.2	520,000	8.51	357,500
0.26	355,000	9.59	118,333
0.32	30,000	7.12	30,000
0.39	115,000	4.50	115,000
0.4	110,000	3.47	110,000
0.47	110,000	4.22	110,000
0.75	80,000	2.18	80,000
	4,751,665	6.26	3,848,609

Compensation expense recorded by the Company in respect of its stock-based employee compensation award in accordance with ASC 718-10 for the year ended December 31, 2012 and 2011 amounted to $560 and $1,135, respectively.

The fair value of the options is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions used in the calculation:

	Year ended December 31,
	2 0 1 2	2 0 1 1

Expected volatility	132%	134%-141%
Risk-free interest	0.63%	0.93%-2.93%
Dividend yield	0%	0%
Expected life of up to (years)	5.5	5-6
Forfeiture rate	0%	0%-10%

(b) Restricted shares to directors:

From May 2006 through April 2007, the Company issued to its directors 400,000 restricted shares of Common Stock (100,000 each). The restrictions on the shares have fully lapsed. The compensation related to the stocks issued amounted to $198, which was amortized over the vesting period as general and administrative expenses. On August 27, 2008, the Company issued to its director 960,000 shares of Common Stock upon a cashless exercise by a shareholder of a warrant to purchase 1,000,000 shares of Common Stock at an exercise price of $.01 per share that was acquired by the shareholder from Ramot. The shares were allocated to the director by the shareholder.

In May and June 2010, based on a board resolution dated June 29, 2009, the Company issued to three directors, three of its Scientific Advisory Board members and two of its Advisory Board members 800,000 restricted shares of Common Stock. The shares will vest in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company approved a grant to two of its directors 400,000 (total) shares of Common Stock. Related compensation in the amount of $80 was recorded as general and administrative costs in 2010. These shares were actually granted in June 2011, and an additional related compensation in the amount of $112 was recorded as general and administrative expense.

On June 27, 2011, the Company granted to two of its directors 476,666 (total) shares of Common Stock, which shares are fully vested as of December 31, 2012. Related compensation in the amount of $229 will be recorded as general and administrative expense.

On August 22, 2011, the Company entered into an agreement with Chen Schor (the “Executive Director Agreement”) pursuant to which the Company granted to Mr. Schor 923,374 shares of restricted Common Stock of the Company.   The shares will vest over 3 years - 1/3 upon each anniversary of the Grant Date. In addition, the Company will pay $15 per quarter to Mr. Schor for his services as an Executive Board Member.

In August 2011, the Company issued to three of its Scientific Advisory Board members and three of its Advisory Board members a total of 300,000 restricted shares of Common Stock. The shares will vest in equal monthly portions over the service period.

In November 2011, the Company issued to four of its Advisory Board members a total of 500,000 restricted shares of Common Stock. The shares will vest in equal monthly portions over the service period.

In addition, in November 2011, the Company issued to a former director 250,000 shares of Common Stock. Related compensation in the amount of $70 was recorded as general and administrative expense.

In August 2012, the Company issued to two directors, four of its Scientific Advisory Board members and three of its Advisory Board members a total of 885,000 restricted shares of Common Stock. The shares will vest in 12 equal monthly portions over the service period. Related compensation in the amount of $198 will be recorded as general and administrative expense, out of which $48 was recorded in year ended December 31, 2012.

3.	Shares and warrants to service providers:

The Company accounts for shares and warrant grants issued to non-employees using the guidance of ASC 505-50, "Equity-Based Payments to Non-Employees" (EITTF 96-18, "Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling, Goods or Services"), whereby the fair value of such option and warrant grants is determined using a Black-Scholes options pricing model at the earlier of the date at which the non-employee's performance is completed or a performance commitment is reached.

(a)	Warrants to investors and service providers and investors:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November-December2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	Nov 2013 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	Nov 2013 – Sep 2018
Apr-Oct2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	Nov 2013 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000		500,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	Nov 2013
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000			12,815,000	0.5	12,815,000	Feb 2013
April 2011	33,334			33,334	0.01	33,334	Apr 2021
April 2012	33,334			33,334	0.01	22,223	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015

	94,228,451	16,468,540	14,586,794	63,173,117		62,162,006

The fair value for the warrants to service providers was estimated on the measurement date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions for the year ended December 31, 2010; weighted average volatility of 140%, risk free interest rates of 2.39%-3.14%, dividend yields of 0% and a weighted average life of the options of 5-5.5 and 1-9 years. There were no grants to service providers during 2011 and 2012 using Black-Scholes calculation.

(b)	Shares:

On June 1 and June 4, 2004, the Company issued 40,000 and 150,000 shares of Common Stock for 12 months of filing services and legal and due-diligence services, respectively, with respect to a private placement. Compensation expense related to filing services, totaling $26, was amortized over a 12-month period. Compensation related to legal services, totaling $105 was recorded as equity issuance cost and had no effect on the statement of operations.

On February 10, 2005, the Company signed an agreement with one of its service providers under which the Company issued to the service provider 100,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. All restrictions on these shares have lapsed.

In March and in April 2005, the Company signed an agreement with four members of its Scientific Advisory Board under which the Company issued to the members of the Scientific Advisory Board 400,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan (100,000 each). All restrictions on these shares have lapsed.

Between the years 2004 through 2009, the Company issued to several services providers, in separate transactions, 3,045,508 shares of Common Stock in total. The total related compensation, in the amount of $758, was recorded as general and administrative expense.

On March 5, 2007, the Company issued a $150 Convertible Promissory Note to a third party. Interest on the note accrued at the rate of 8% per annum for the first year and 10% per annum after the first year. On January 27, 2010, the third party converted the entire accrued principle and interest outstanding under the note, amounting to $189, into 1,016,109 shares of Common Stock.

On October 29, 2007, the Company issued to a Scientific Advisory Board member 80,000 shares of the Company’s Common Stock for scientific services. Compensation of $67 was recorded as research and development expense.

On May 20, 2008, the Company issued to its finance advisor 90,000 shares of the Company's common stock. The shares are for $35 payable to the finance advisor for introduction fee of past convertible loans. Related compensation in the amount of $36 is recorded as finance expenses.

On April 5, 2009, the Company issued to its Chief Technology Advisor 1,800,000 shares of Common Stock. The shares are for $180 payable to the advisor. Related compensation in the amount of $144 was recorded as research and development expense.

On October 1, 2009, the Company issued to its service provider 150,000 shares of the Company's Common Stock. The shares are for financial and investor relation services done by the provider. Related compensation in the amount of $51 is recorded as general and administrative expense.

On October 2, 2009, the Company issued to its service provider 1,250,000 shares of the Company's Common Stock. The shares are for investor and public relation services. Related compensation in the amount of $400 was recorded as general and administrative expense.

On December 30, 2009, the Company issued to Ramot 1,120,000 shares of the Company's Common Stock (See Note 3).

On December 13, 2009, the Company issued a $135 Convertible Promissory Note to it legal advisor for $217 in legal fees accrued through October 31, 2009. Interest on the note accrued at the rate of 4%.

On January 5, 2010, the Company issued to its public relations advisor 50,000 shares of the Company's Common Stock for six months service. The issuance of the shares is part of the agreement with the public relations advisor that entitles it to a monthly grant of 8,333 shares of the Company's Common Stock. Related compensation in the amount of $12 was recorded as general and administrative expense.

On January 6, 2010, the Company issued to its service provider 60,000 shares of the Company's Common Stock. The shares are for $15 payable to the service provider for insurance and risk management consulting and agency services for three years. Related compensation in the amount of $16 was recorded as general and administrative expense.

On February 19, 2010, the Company's legal advisor converted the entire accrued principal and interest amount outstanding under the note into 402,385 shares of Common Stock.

On April 6, 2010, Prof. Melamed fully exercised his warrant to purchase 1,097,215 shares of the Company’s Common Stock. The warrant was issued to him pursuant to the agreement with the Consultants effective as of November 4, 2004 (See Note 4a).

In May 2010, based on a board resolution dated June 29, 2009, the Company issued to one of its public relations advisors 100,000 restricted shares of Common Stock. The shares will vest in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company granted to its service provider 200,000 shares of the Company's Common Stock. The shares are for investor and public relations services. Related compensation in the amount of $40 was recorded as general and administrative expense.

On December 16, 2010, the Company granted to its two consultants 1,100,000 shares of the Company's Common Stock (See Note 4B).

On February 18, 2011, the Company's legal advisor converted the entire accrued principal and interest of the Convertible Promissory Note granted on September 15, 2010, totaling $137, into 445,617 shares of Common Stock.

On June 27, 2011, the Company granted to its legal advisor 180,000 shares of Common Stock for 2011 legal services. Related compensation in the amount of $86 was recorded as general and administrative expense.

On June 27, 2011, the Company granted to its consultant 400,000 shares of the Company's Common Stock, for services rendered through December 31, 2009.

Related compensation in the amount of $192 was recorded as research and development expense.

On June 27, 2011, the Company granted to a service provider 10,870 shares of the Company's Common Stock. Related compensation in the amount of $5 was recorded as general and administrative expense.

On December 31, 2011, the Company issued to Hadasit warrants to purchase up to 1,500,000 restricted shares of the Company's Common Stock at an exercise price of $0.001 per share, exercisable for a period of 5 years.  The warrants shall vest over the course of the trials as follows: 500,000 upon enrollment of 1/3 of the patients; an additional 500,000 upon enrollment of all the patients and the final 500,000 upon completion of the study.

In 2012, two consultants of the Company exercised 959,729 warrants for $8.

A summary of the Company's stock awards activity related to shares issued to service providers and related information is as follows:

	Year ended December 31,		Year ended December 31,
	2 0 1 2		2 0 1 1
	Amount of shares	Weighted average issue price	Amount of shares	Weighted average issue price
		$		$
Outstanding at beginning of period	11,001,378	0.27	9,735,508	0.25
Issued	794,423	0.26	1,265,870	0.41
Outstanding at end of period	11,795,801	0.27	11,001,378	0.27

Stock-based compensation and issuance of shares recorded by the Company in respect of shares and warrants granted to service providers amounted to $195 and $449 for the year ended December 31, 2012 and 2011, respectively.

The total stock-based compensation expense, related to shares, options and warrants granted to employees and service providers, was comprised, at each period, as follows:

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2 0 1 2	2 0 1 1	2 0 1 2
	U.S. $ in thousands
Research and development	210	316	17,766
General and administrative	545	1,075	10,658
Financial expenses, net	-	192	248
Total stock-based compensation expense	755	1,584	28,672

RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]

NOTE 9 - RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2 0 1 2	2 0 1 1	2 0 1 2
	U.S. $ in thousands

Research and development	2,688	2,077	29,521
Less : Ramot reverse accruals (See Note 3)	-	-	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(918)	(388)	(2,572)
	1,770	1,689	26,189

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 10 - TAXES ON INCOME

A.	Tax rates applicable to the income of the subsidiary:

The corporate tax rate in Israel is 25%.

On September 26, 2011 the Social-Economic Reform Committee headed by Professor Manuel Trajtenberg published a report with its recommendations. Consequently, on December 6, 2011, the Law for Change in the Tax Burden (Legislative Amendments), based on the recommendations in the Tax Section of that report, was published, after being approved in a third reading in the Israeli Knesset.

The main changes of the new law regarding corporate income taxes are as follows:

1.	Cancellation of the planned gradual reduction of income taxes and corporate income taxes commencing in 2012.
2.	Increase of the corporate income tax rate to 25% in 2012.
3.	Increase of the capital gains tax rate and betterment tax rate to 25%.

Such tax rate changes have no significant impact on the Company's financial statements.

B.	Tax laws applicable to the income of the Subsidiary:

The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, BCT is entitled to various tax benefits by virtue of "beneficiary enterprise" status granted, as defined by this Law.

In March 2005, the Israeli Parliament passed the Arrangements Law for fiscal year 2005, which includes a broad and comprehensive amendment to the provisions of the Law ("Amendment No. 60 to the Law").

The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates under the Alternative Track of Benefits:

The Company is tax exempt for a benefit period of two years and in the five/eight subsequent years of the benefit period is subject to a reduced tax rate of 10%-25%.

In January 6, 2011 an amendment to the Law for the Encouragement of Capital Investment-1959 (the "Law") was published. The amendment has a substantial effect on the current provisions of the Law. The followings are the major changes in the amendment:

1.	A company located in Preferred Area A can file for both grants and tax benefits.

2.	The requisites for benefits were changed with most significant change is that the minimum investment requirement was removed. In addition the definition of approved entity was changed.

3.	The income attribution based on revenues was cancelled, the result is that approved entity would be taxable on it entire income at a fixed rate.

4.	Tax exemption was cancelled.

5.	Dividend payable to Israeli corporations from preferred income would be tax exempted.

6.	The Grant Rate out of the approved investment would be up to 24%.

The Tax rates applicable to Approved Industrial Enterprise would be 6% and 12% for those located in Preferred Area A or elsewhere, respectively, with effectiveness for the taxable year 2 of 2015 and onwards. Prior to 2015 the following tax rates will be applicable:

For the years 2011-2012 10% and 15%, respectively and for the years 2013-2014 7% and 12.5%, respectively. The amendment to the law is not expected to have material impact on the Company's consolidated financial statements.

C.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Operating loss carryforward	22,067	19,704

Net deferred tax asset before valuation allowance	8,340	7,467
Valuation allowance	(8,340)	(7,467)
Net deferred tax asset	-	-

As of December 31, 2012, the Company has provided valuation allowances of $8,340 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

D.	Available carryforward tax losses:

As of December 31, 2012, the Company has an accumulated tax loss carryforward of approximately $22,067. Carryforward tax losses in Israel are unlimited duration and carryforward tax losses in the U.S. can be carried forward and offset against taxable income in the future for a period of 20 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

E.	Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

United States	(1,197)	(1,886)
Israel	(2,233)	(2,032)
	(3,430)	(3,918)

F.	Due to the Company’s cumulative losses, the effect of ASC 740 as codified from ASC 740-10 is not material.

G.	BCT has not received final tax assessments since its incorporation.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 11 - TRANSACTIONS WITH RELATED PARTIES

	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	239	173

B. As for transactions with Ramot, see Note 3.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7 -	SUBSEQUENT EVENTS

A.	On April 8, 2013, the Company entered into an agreement with Dana-Farber Cancer Institute (“Dana-Farber”) to provide cGMP-compliant clean room facilities for production of the Company’s NurOwn™ stem cell candidate during its upcoming Phase II ALS trial in the United States. The Company’s Phase II trial, to be launched in the second half of 2013 pending FDA approval, will be conducted at Massachusetts General Hospital (“MGH”), the University of Massachusetts (“UMass”) Hospital and the Mayo Clinic. The Connell and O'Reilly Cell Manipulation Core Facility at Dana-Farber will produce NurOwn for the MGH and UMass Hospital clinical sites.

B.	On April 13, 2013, the Company granted Hadasit an option to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. The aggregated compensation expense related to the options will be recorded and classified as research and development expense.

C.	In addition, on April 13, 2013 the Company granted to Prof. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The aggregated compensation expense related to the options will be recorded and classified as general and administrative expense.

D.	On April 19, 2013, the Company issued to two of its directors and four of its Advisory Board members a total of 760,000 restricted shares of Common Stock. The shares will vest in 12 equal monthly portions until fully vested on the anniversary of grant. Related compensation expense in the amount of $175 will be recorded as general and administrative expense.

E.	On April 19, 2013, the Company granted to three of its directors options to purchase an aggregate of 460,000 shares of Common Stock of the Company at $0.15 per share. The total compensation expense related to the option will be recorded as general and administrative expense.

F.	On April 18, 2013, the stockholders of the Company authorized the Board of Directors of the Company, in its discretion, should it deem it to be appropriate and in the best interests of the Company and its stockholders, to amend the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s issued and outstanding shares of common stock by a ratio of between 1-for-10 and 1-for-20, inclusive, without further approval or authorization of the Company’s stockholders.

NOTE 12 - SUBSEQUENT EVENTS

A.	On January 16, 2013, the Company granted 216,000shares of Common Stock of the Company to two consultants, for services rendered through December 31, 2012. Related compensation in the amount of $54 was recorded as research and development expense.

B.	On January 24, 2013 the Company granted its Chief Executive Officer an option to purchase 4,000,000 shares of Common Stock at an exercise price of $0.29 per share. The option will vest 33% of the shares subject thereto on the first anniversary of the date of grant and the remainder shall vest over 36 consecutive months.

The Company also granted its Chief Executive Officer an additional option to purchase 2,000,000 shares of Common Stock, subject to certain conditions precedent occur prior to January 24 2014, at an exercise price of $0.29. Such option to vest as to 33.33% of the number of shares after one year, and the remainder of the shares become exercisable in 36 consecutive, equal monthly installments thereafter.

C.	On January 25, 2013 the European Medicine Agency (EMA) Committee for Advanced Therapies (CAT) classified Brainstorm’s MSC-NTF cells (NurOwn) as an Advanced Therapy Medicinal Product (ATMP).

D.	On February 4, 2013, the Company issued 126,111 shares of Common Stock to an investor, according to a settlement agreement, for the amendment of the conversion rate of a $200 convertible loan. The convertible loan was granted in 2007 and converted in 2010.

E.	On February 7, 2013, the Company issued 833,334 shares of Common Stock to a private investor, at a price of $0.30 per share, and a warrant to purchase 833,334 shares of Common Stock of the Company at an exercise price of $0.50 per share exercisable for 32 months for total proceeds of $250.

F.	On February 19, 2013, Brainstorm Ltd established a wholly-owned subsidiary, Brainstorm Cell Therapeutics UK Ltd. (“Brainstorm UK”). Brainstorm UK will act on behalf of the parent Company in the EU.

G.	On February 21, 2013, Brainstorm UK filed a request for Orphan Medicinal Product Designation by the European Medicine Agency (EMA) for its Autologous Bone Marrow derived Mesenchyme Stromal cells Secreting Neurotropic factors (MSC-NTF, NurOwn).

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
A.	Basis of presentation:
The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.
Use of Estimates, Policy [Policy Text Block]
B.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S dollar ("dollar") since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Part of the transactions of BCT are recorded in new Israeli shekels ("NIS"); however, a substantial portion of BCT’s costs are incurred in dollars or linked to the dollar. Accordingly, management has designated the dollar as the currency of BCT’s primary economic environment and thus it is their functional and reporting currency.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
D.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, BCT. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
E.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.
Property, Plant and Equipment, Policy [Policy Text Block]
F.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Office furniture and equipment	7
Computer software and electronic equipment	33
Laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

Property, Plant and Equipment, Impairment [Policy Text Block]
G.	Impairment of long-lived assets:

The Company’s and BCT’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2012 and 2011, no impairment losses were identified.

Severance Pay, Policy [Policy Text Block]
H.	Severance pay:

The liability of BCT for severance pay is calculated pursuant to the Severance Pay Law in Israel, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and is presented on an undiscounted basis.

BCT’s employees are entitled to one month's salary for each year of employment or a portion thereof. BCT’s liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Severance Pay Law in Israel or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Fair Value of Financial Instruments, Policy [Policy Text Block]
I.	Fair value of financial instruments:

The carrying values of cash and cash equivalents,deposits, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Compensation Related Costs, Policy [Policy Text Block]
J.	Accounting for stock-based compensation:

The Company applies ASC 718-10, "Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options under the Company's stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expense for the value of non-employee awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each award, net of estimated forfeitures.

The Company recognizes compensation expense for the value of employee awards that have graded vesting, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date and estimates the fair value of stock options granted using a Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements over the period, equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with SAB 107 and SAB 110, using the "simplified" method. Grants to non-employees are based on the contractual term. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

Earnings Per Share, Policy [Policy Text Block]
K.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares outstanding during each year, plus the dilutive potential of the Common Stock considered outstanding during the year, in accordance with ASC 260-10, "Earnings per Share".

All outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2012 and December 31, 2011, since all such securities have an anti-dilutive effect.

Research and Development Expense, Policy [Policy Text Block]
L.	Research and development expenses, net:

Research and development expenses, are charged to the statement of operations as incurred.

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs since at the time received it is not probable the Company will generate sales from these projects and pay the royalties resulting from such sales.

Income Tax, Policy [Policy Text Block]
M.	Income taxes:

The Company and BCT accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]

The annual depreciation rates are as follows:

%

Office furniture and equipment	7
Computer software and electronic equipment	33
Laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule Of Other Current Assets [Table Text Block]
	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Government institutions	108	76
Grants receivable from the CSO	634	236
	742	312

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Cost:
Office furniture and equipment	9	9
Computer software and electronic equipment	120	106
Laboratory equipment	437	361
Leasehold improvements	690	690
	1,256	1,166
Accumulated depreciation:
Office furniture and equipment	4	4
Computer software and electronic equipment	106	103
Laboratory equipment	306	252
Leasehold improvements	593	493
	1,009	852

Depreciated cost	247	314

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows:

Period ending December 31, 2012	Facilities	Vehicles	Total
2013	119	7	126
2014	120	-	120
2015	120	-	120
2016	90	-	90
	449	7	456

STOCK CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the three months ended March 31, 2013
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,751,665	0.18
Granted	4,000,000	0.29
Exercised	-	-
Cancelled	-	-

Outstanding at end of period	8,751,665	0.23	175,033

Vested and expected-to-vest at end of period	4,187,360	0.18	293,115

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,938,821	0.168
Granted	981,666	0.164
Exercised	(1,182,606)	0.116
Cancelled	13,784	0.067

Outstanding at end of period	4,751,665	0.180	190,067

Vested and expected-to-vest at end of period	3,848,610	0.18	153,944

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The options outstanding as of December 31, 2012, have been separated into exercise prices, as follows:

	Options outstanding as of	Weighted average remaining	Options exercisable as of
	December 31,	contractual	December 31,
Exercise price	2 0 1 2	Life	2 0 1 2
$		Years

0.00005	499,998	7.95	444,443
0.067	116,668	6.50	116,668
0.15	2,144,999	7.33	1,838,332
0.18	670,000	7.47	528,333
0.2	520,000	8.51	357,500
0.26	355,000	9.59	118,333
0.32	30,000	7.12	30,000
0.39	115,000	4.50	115,000
0.4	110,000	3.47	110,000
0.47	110,000	4.22	110,000
0.75	80,000	2.18	80,000
	4,751,665	6.26	3,848,609

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the options is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions used in the calculation:

	Year ended December 31,
	2 0 1 2	2 0 1 1

Expected volatility	132%	134%-141%
Risk-free interest	0.63%	0.93%-2.93%
Dividend yield	0%	0%
Expected life of up to (years)	5.5	5-6
Forfeiture rate	0%	0%-10%

Schedule Of Warrants Issued To Investors Service Providers [Table Text Block]
Warrants to investors and service providers and investors:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November-December2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	Nov 2013 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	Nov 2013 – Sep 2018
Apr-Oct2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	Nov 2013 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000		500,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	Nov 2013
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000			12,815,000	0.5	12,815,000	Feb 2013
April 2011	33,334			33,334	0.01	33,334	Apr 2021
April 2012	33,334			33,334	0.01	30,556	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015
Feb 2013	833,334			833,334	0.5	833,334	Oct 2015
	95,061,785	16,468,540	14,586,794	64,006,451		63,003,673

Warrants to investors and service providers and investors:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November-December2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	Nov 2013 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	Nov 2013 – Sep 2018
Apr-Oct2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	Nov 2013 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000		500,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	Nov 2013
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000			12,815,000	0.5	12,815,000	Feb 2013
April 2011	33,334			33,334	0.01	33,334	Apr 2021
April 2012	33,334			33,334	0.01	22,223	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015

	94,228,451	16,468,540	14,586,794	63,173,117		62,162,006

Schedule Stock Awards Activity Related To Service Providers [Table Text Block]

A summary of the Company's stock awards activity related to shares issued to service providers and related information is as follows:

	Year ended December 31,		Year ended December 31,
	2 0 1 2		2 0 1 1
	Amount of shares	Weighted average issue price	Amount of shares	Weighted average issue price
		$		$
Outstanding at beginning of period	11,001,378	0.27	9,735,508	0.25
Issued	794,423	0.26	1,265,870	0.41
Outstanding at end of period	11,795,801	0.27	11,001,378	0.27

Stock Based Compensation Expense [Table Text Block]

The total stock-based compensation expense, related to shares, options and warrants granted to employees, directors and service providers, was comprised, at each period, as follows:

	Three months ended March 31,		Period from September 22, 2000 (inception date) through March 31,
	2013	2012	2013
	U.S. $ in thousands
Research and development	75	13	17,841
General and administrative	226	168	10,884
Financial expenses, net	-	-	248
Total stock-based compensation expense	301	181	28,973

The total stock-based compensation expense, related to shares, options and warrants granted to employees and service providers, was comprised, at each period, as follows:

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2 0 1 2	2 0 1 1	2 0 1 2
	U.S. $ in thousands
Research and development	210	316	17,766
General and administrative	545	1,075	10,658
Financial expenses, net	-	192	248
Total stock-based compensation expense	755	1,584	28,672

RESEARCH AND DEVELOPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Research and Development Disclosure [Table Text Block]

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2 0 1 2	2 0 1 1	2 0 1 2
	U.S. $ in thousands

Research and development	2,688	2,077	29,521
Less : Ramot reverse accruals (See Note 3)	-	-	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(918)	(388)	(2,572)
	1,770	1,689	26,189

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Operating loss carryforward	22,067	19,704

Net deferred tax asset before valuation allowance	8,340	7,467
Valuation allowance	(8,340)	(7,467)
Net deferred tax asset	-	-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

United States	(1,197)	(1,886)
Israel	(2,233)	(2,032)
	(3,430)	(3,918)

TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	239	173

B. As for transactions with Ramot, see Note 3.

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Office Equipment [Member]
Property Plant and Equipment Depreciation Rates	7.00%
Computer Equipment [Member]
Property Plant and Equipment Depreciation Rates	33.00%
Laboratory Equipment [Member]
Property Plant and Equipment Depreciation Rates	15.00%
Land Improvements [Member]
Property Plant and Equipment Depreciation Rates	[1]

[1]	Over the shorter of the lease term (including the option) or useful life

GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended											147 Months Ended		150 Months Ended
	Jul. 31, 2012	Jul. 31, 2007	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2001	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Dec. 31, 2012		Mar. 31, 2013		May 21, 2004
Common stock, shares Issued			151,854,176				150,085,035	126,444,309										150,085,035		151,854,176
Common stock, shares outstanding			151,854,176				150,085,035	126,444,309										150,085,035		151,854,176
Net Income (Loss) Attributable To Parent			$ 1,082	$ 872	$ 17	$ 3,924	$ 3,430	$ 3,918	$ 2,419	$ 1,781	$ 3,472	$ 6,244	$ 3,317	$ 18,840	$ 73	$ 47	$ 26	$ 47,508	[1],[2]	$ 48,590	[1],[2]
Deficit accumulated during the development stage			48,590				47,508	44,078										47,508		48,590
Common Stock Transferred As Per Purchase Agreement																						6,880,000
Amount raised in Public offering	$ 4,900	$ 5,000							$ 400
Purchase Agreement [Member]
Common stock, shares Issued																						10,238,000
Common stock, shares outstanding																						10,238,000

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.

RESEARCH AND LICENSE AGREEMENT (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2011	Jan. 31, 2011	Dec. 24, 2009	Mar. 31, 2013	Dec. 31, 2009
Research License Agreement Expenses Paid			$ 400		$ 400
Research License Payments Made As Per Settlement Agreement	5
Shares Granted As Per Research And License Agreement					1,120,000
Selling Of Shares Term					185 days
Number Of Shares Sold By Purchaser As Permitted By Settlement Agreement		167,530
Proceeds From Shares Issued					Company would pay to Ramot the difference between the proceeds that Ramot has received from sales of the shares up to such date together with the September Payment (if any) that has been transferred to Ramot up to such date, and $240.
Proceeds From Shares Sold By Purchaser As Permitted By Settlement Agreement		35
Value Of Shares Granted To Purchaser As Per Research and License Agreement		235
Obligation Amount To Fund Extended Research Period			1,140		1,140
Research and Development Expenses Reversed					760
Stock Based Compensation Related To Shares Granted Under Research License Agreement					51
Research License Interest Rate					32
Percentage Of Royalty Covered By Valid Claim Or Orphan Drug Status				5.00%
Percentage Of Royalty Not Covered By Valid Claim Or Orphan Drug Status				3.00%
Percentage Of Royalty Expiration Not Covered By Valid Claim Or Orphan Drug Status				15 years
Initial Research Period [Member]
Research License Liability			240
Extended Research Period [Member]
Research License Liability			$ 380

CONSULTING AGREEMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2004 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Prof.Daniel Offen Consultant [Member]	Dec. 31, 2011 Prof.Daniel Offen Consultant [Member]	Mar. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]
Consulting Agreement Date				Jul 8, 2004
Monthly Payment Of Consulting Fees				$ 6	$ 6
Warrants Issued To Purchase Of Common Stock				1,097,215
Common Stock Exercise Price				$ 0.01
Warrants Exercisable Term				7 years
Shares Approved For Services			1,100,000
Research and development expense			220			192	54	162
Consultant Charges Cancelled			487
Additional Shares Approved For Services			1,100,000			400,000		623,077
Consultant Charges Payable								57
Stock Issued During Period, Shares, Issued for Services	794,423	1,265,870					216,000	216,000
Monthly Payment Of Consulting Fees Cash					3
Monthly Payment Of Consulting Fees Stock					$ 3

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Government institutions		$ 108	$ 76
Grants receivable from the CSO		634	236
Nontrade Receivables, Current	$ 617	$ 742	$ 312

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost:
Property, Plant and Equipment, Gross		$ 1,256	$ 1,166
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		1,009	852
Depreciated cost	234	247	314
Office Equipment [Member]
Cost:
Property, Plant and Equipment, Gross		9	9
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		4	4
Computer Equipment [Member]
Cost:
Property, Plant and Equipment, Gross		120	106
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		106	103
Laboratory Equipment [Member]
Cost:
Property, Plant and Equipment, Gross		437	361
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		306	252
Land Improvements [Member]
Cost:
Property, Plant and Equipment, Gross		690	690
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 593	$ 493

PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 157	$ 153

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Period ending December 31, 2012
2013	$ 126
2014	120
2015	120
2016	90
Operating Leases, Future Minimum Payments Due	456
Facilities [Member]
Period ending December 31, 2012
2013	119
2014	120
2015	120
2016	90
Operating Leases, Future Minimum Payments Due	449
Vehicles [Member]
Period ending December 31, 2012
2013	7
2014	0
2015	0
2016	0
Operating Leases, Future Minimum Payments Due	$ 7

COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	147 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 30, 2008 Breach Of Contract [Member] USD ($)	Dec. 31, 2012 Breach Of Contract [Member] USD ($)	Oct. 24, 2012 Breach Of Contract [Member] USD ($)	Dec. 31, 2012 Facilities [Member] USD ($)	Dec. 31, 2011 Facilities [Member] USD ($)	Dec. 31, 2012 Lease Agreement [Member] USD ($)	Dec. 31, 2012 Lease Agreement [Member] ILS	Dec. 31, 2011 Hadasit Medical Research Services and Development Ltd Clinical Agreement Revised [Member] USD ($)
Lease Agreement Entry Date							November, 2012	November, 2012
Lease Agreement Term							60 months	60 months
Lease Rental Frequency Of Payments							monthly	monthly
Operating Leases, Rent Expense					$ 106	$ 111	$ 10	35,000
Loss Contingency, Damages Sought, Value		672
Percentage Of Royalty Payments Agreed For Grants	3.00%
Grants Underlying Basis	The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.
Amounts Of Grants Received	533
Clinical Trials Revised Agreement Date									Jun 1, 2011
Payment Agreed Per Patient									32
Aggregate Payment Agreed									773
Monthly Rental Payments Agreed									65
Loss Contingency, Name of Plaintiff		Chapman, Spira & Carson, LLC
Loss Contingency Damages Sought Number Of Shares		400,000
Loss Contingency Damages Sought Number Of Warrants		250,000
Loss Contingency Damages Sought Exercise Price Of Warrants		$ 0.3
Loss Contingency Accrual, at Carrying Value			45	125
Loss Contingency Accrual, Carrying Value, Payments			$ 80

STOCK CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Amount of options, Outstanding at beginning of period	4,751,665	4,938,821
Amount of options, Granted	4,000,000	981,666
Options, Exercised	0	(1,182,606)
Amount of options, Cancelled	0	13,784
Amount of options, Outstanding at end of period	8,751,665	4,751,665
Amount of options, Vested and expected-to-vest at end of period	4,187,360	3,848,610
Weighted average exercise price, Outstanding at beginning of period	$ 0.18	$ 0.168
Weighted average exercise price, Granted	$ 0.29	$ 0.164
Weighted average exercise price, Exercised	$ 0	$ 0.116
Weighted Average Exercise Price, Cancelled	$ 0	$ 0.067
Weighted average exercise price,Outstanding at end of period	$ 0.23	$ 0.18
Weighted average exercise price, Vested and expected-to-vest at end of period	$ 0.18	$ 0.18
Aggregate intrinsic value,Outstanding at end of period (in dollars)	$ 175,033	$ 190,067
Aggregate intrinsic value,Vested and expected-to-vest at end of period (in dollars)	$ 293,115	$ 153,944

STOCK CAPITAL (Details 1) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Number of warrants issued		4,000,000	981,666
Exercised		0	1,182,606
Forfeited		0	13,784
Outstanding			4,837,500
Exercise Price	$ 0.348		$ 0.5
Warrants Exercisable			3,848,609
Exercisable through			Nov 2013 - Oct 2019
Number Of Warrants Issued Total		95,061,785	94,228,451
Warrant Exercised Total		16,468,540	16,468,540
Warrant Forfeited Total		14,586,794	14,586,794
Warrants Outstanding Total		64,006,451	63,173,117
Warrants Exercisable Total		63,003,673	62,162,006
Issuance Date Nov - Dec 2004 [Member]
Number of warrants issued		14,600,845	14,600,845
Exercised		14,396,010	14,396,010
Forfeited		204,835	204,835
Outstanding		0	0
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb - Dec 2005 [Member]
Number of warrants issued		3,058,471	3,058,471
Exercised		173,000	173,000
Forfeited		2,548,308	2,548,308
Outstanding		337,163	337,163
Warrants Exercisable		337,163	337,163
Exercisable through		Jun - Dec 2015	Jun - Dec 2015
Issuance Date Feb - Dec 2006 [Member]
Number of warrants issued		1,686,355	1,686,355
Exercised		727,696	727,696
Forfeited		478,659	478,659
Outstanding		480,000	480,000
Warrants Exercisable		480,000	480,000
Exercisable through		Feb - May 2016	Feb - May 2016
Issuance Date Mar 2007 [Member]
Number of warrants issued		14,803,300	14,803,300
Exercised		0	0
Forfeited		1,003,300	1,003,300
Outstanding		13,800,000	13,800,000
Warrants Exercisable		13,800,000	13,800,000
Exercisable through		Nov 2013 Oct 2017	Nov 2013 - Oct 2017
Issuance Date Apr 2008 [Member]
Number of warrants issued		9,175,000	9,175,000
Exercised		0	0
Forfeited		0	0
Outstanding		9,175,000	9,175,000
Warrants Exercisable		9,175,000	9,175,000
Exercisable through		Nov 2013 Sep 2018	Nov 2013 - Sep 2018
Issuance Date Apr - Oct 2009 [Member]
Number of warrants issued		4,937,500	4,937,500
Exercised		100,000	100,000
Forfeited		0	0
Outstanding		4,837,500	4,837,500
Warrants Exercisable		4,837,500	4,837,500
Exercisable through		Nov 2013 Oct 2019	Nov 2013 - Oct 2019
Issuance Date Jan 2010 [Member]
Number of warrants issued		1,250,000	1,250,000
Exercised		0	0
Forfeited		1,250,000	1,250,000
Outstanding		0	0
Exercise Price		0.5	$ 0.5
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 [Member]
Number of warrants issued		125,000	125,000
Exercised		125,000	125,000
Forfeited		0	0
Outstanding		0	0
Exercise Price		0.01	$ 0.01
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 One [Member]
Number of warrants issued		3,000,000	3,000,000
Exercised		0	0
Forfeited		3,000,000	3,000,000
Outstanding		0	0
Exercise Price		0.5	$ 0.5
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 Two [Member]
Number of warrants issued		1,500,000	1,500,000
Exercised		0	0
Forfeited		0	0
Outstanding		1,500,000	1,500,000
Exercise Price			$ 0
Warrants Exercisable		500,000	500,000
Exercisable through		Feb-20	Feb 2020
Issuance Date Apr 2010 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.00005	$ 0.00005
Warrants Exercisable		33,334	33,334
Exercisable through		Apr-20	Apr 2020
Issuance Date Jan 2011 [Member]
Number of warrants issued		4,537,500	4,537,500
Exercised		0	0
Forfeited		0	0
Outstanding		4,537,500	4,537,500
Exercise Price		0.29	$ 0.29
Warrants Exercisable		4,537,500	4,537,500
Exercisable through		Nov-13	Nov 2013
Issuance Date Feb 2011 [Member]
Number of warrants issued		641,026	641,026
Exercised		0	0
Forfeited		641,026	641,026
Outstanding		0	0
Exercise Price		0.39	$ 0.39
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2011 One [Member]
Number of warrants issued		6,407,500	6,407,500
Exercised		946,834	946,834
Forfeited		5,460,666	5,460,666
Outstanding		0	0
Exercise Price		0.28	$ 0.28
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2011 Two [Member]
Number of warrants issued		12,815,000	12,815,000
Exercised		0	0
Forfeited		0	0
Outstanding		12,815,000	12,815,000
Exercise Price		0.5	$ 0.5
Warrants Exercisable		12,815,000	12,815,000
Exercisable through		Feb-13	Feb 2013
Issuance Date Apr 2011 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.01	$ 0.01
Warrants Exercisable		33,334	33,334
Exercisable through		Apr-21	Apr 2021
Issuance Date April 2012 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.01	$ 0.01
Warrants Exercisable		30,556	22,223
Exercisable through		Apr-22	Apr-2022
Issuance Date July 2012 [Member]
Number of warrants issued		493,966	493,966
Exercised		0	0
Forfeited		0	0
Outstanding		493,966	493,966
Exercise Price		0.348	$ 0.348
Warrants Exercisable		493,966	493,966
Exercisable through		Jul-14	Jul 2014
Issuance Date July 2012 One [Member]
Number of warrants issued		232,758	232,758
Exercised		0	0
Forfeited		0	0
Outstanding		232,758	232,758
Exercise Price		0.29	$ 0.29
Warrants Exercisable		232,758	232,758
Exercisable through		Jan-15	Jan 2015
Issuance Date July 2012 Two [Member]
Number of warrants issued		14,864,228	14,864,228
Exercised		0	0
Forfeited		0	0
Outstanding		14,864,228	14,864,228
Exercise Price		0.29	$ 0.29
Warrants Exercisable		14,864,228	14,864,228
Exercisable through		Jan-15	Jan 2015
Issuance Date Feb 2013 [Member]
Number of warrants issued		833,334
Exercised		0
Forfeited		0
Outstanding		833,334
Exercise Price		0.5
Warrants Exercisable		833,334
Exercisable through		Oct-15
Minimum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		0.00005	$ 0.00005
Minimum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		0.005	$ 0.005
Minimum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		0.067	$ 0.067
Maximum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		0.01	$ 0.01
Maximum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		2.5	$ 2.5
Maximum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		1.5	$ 1.5
Maximum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		0.47	$ 0.47
Maximum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		0.29	$ 0.29
Maximum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		0.29	$ 0.29

STOCK CAPITAL (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended	150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Research and Development Expense [Member]
Stock-based compensation expense	$ 75	$ 13	$ 210	$ 316	$ 17,630	$ 17,841
General and Administrative Expense [Member]
Stock-based compensation expense	226	168	545	1,075	10,658	10,884
Interest Expenses [Member]
Stock-based compensation expense	0	0	0	192	248	248
Total Stock Based Compensation [Member]
Stock-based compensation expense	$ 301	$ 181	$ 755	$ 1,584	$ 28,536	$ 28,973

STOCK CAPITAL (Details 3) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Number of warrants issued		4,000,000	981,666
Exercised		0	1,182,606
Forfeited		0	13,784
Outstanding			4,837,500
Exercise Price	$ 0.348		$ 0.5
Warrants Exercisable			3,848,609
Exercisable through			Nov 2013 - Oct 2019
Number Of Warrants Issued Total		95,061,785	94,228,451
Warrant Exercised Total		16,468,540	16,468,540
Warrant Forfeited Total		14,586,794	14,586,794
Warrants Outstanding Total		64,006,451	63,173,117
Warrants Exercisable Total		63,003,673	62,162,006
Issuance Date Nov - Dec 2004 [Member]
Number of warrants issued		14,600,845	14,600,845
Exercised		14,396,010	14,396,010
Forfeited		204,835	204,835
Outstanding		0	0
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb - Dec 2005 [Member]
Number of warrants issued		3,058,471	3,058,471
Exercised		173,000	173,000
Forfeited		2,548,308	2,548,308
Outstanding		337,163	337,163
Warrants Exercisable		337,163	337,163
Exercisable through		Jun - Dec 2015	Jun - Dec 2015
Issuance Date Feb - Dec 2006 [Member]
Number of warrants issued		1,686,355	1,686,355
Exercised		727,696	727,696
Forfeited		478,659	478,659
Outstanding		480,000	480,000
Warrants Exercisable		480,000	480,000
Exercisable through		Feb - May 2016	Feb - May 2016
Issuance Date Mar 2007 [Member]
Number of warrants issued		14,803,300	14,803,300
Exercised		0	0
Forfeited		1,003,300	1,003,300
Outstanding		13,800,000	13,800,000
Warrants Exercisable		13,800,000	13,800,000
Exercisable through		Nov 2013 Oct 2017	Nov 2013 - Oct 2017
Issuance Date Apr 2008 [Member]
Number of warrants issued		9,175,000	9,175,000
Exercised		0	0
Forfeited		0	0
Outstanding		9,175,000	9,175,000
Warrants Exercisable		9,175,000	9,175,000
Exercisable through		Nov 2013 Sep 2018	Nov 2013 - Sep 2018
Issuance Date Apr - Oct 2009 [Member]
Number of warrants issued		4,937,500	4,937,500
Exercised		100,000	100,000
Forfeited		0	0
Outstanding		4,837,500	4,837,500
Warrants Exercisable		4,837,500	4,837,500
Exercisable through		Nov 2013 Oct 2019	Nov 2013 - Oct 2019
Issuance Date Jan 2010 [Member]
Number of warrants issued		1,250,000	1,250,000
Exercised		0	0
Forfeited		1,250,000	1,250,000
Outstanding		0	0
Exercise Price		0.5	$ 0.5
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 [Member]
Number of warrants issued		125,000	125,000
Exercised		125,000	125,000
Forfeited		0	0
Outstanding		0	0
Exercise Price		0.01	$ 0.01
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 One [Member]
Number of warrants issued		3,000,000	3,000,000
Exercised		0	0
Forfeited		3,000,000	3,000,000
Outstanding		0	0
Exercise Price		0.5	$ 0.5
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 Two [Member]
Number of warrants issued		1,500,000	1,500,000
Exercised		0	0
Forfeited		0	0
Outstanding		1,500,000	1,500,000
Exercise Price			$ 0
Warrants Exercisable		500,000	500,000
Exercisable through		Feb-20	Feb 2020
Issuance Date Apr 2010 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.00005	$ 0.00005
Warrants Exercisable		33,334	33,334
Exercisable through		Apr-20	Apr 2020
Issuance Date Jan 2011 [Member]
Number of warrants issued		4,537,500	4,537,500
Exercised		0	0
Forfeited		0	0
Outstanding		4,537,500	4,537,500
Exercise Price		0.29	$ 0.29
Warrants Exercisable		4,537,500	4,537,500
Exercisable through		Nov-13	Nov 2013
Issuance Date Feb 2011 [Member]
Number of warrants issued		641,026	641,026
Exercised		0	0
Forfeited		641,026	641,026
Outstanding		0	0
Exercise Price		0.39	$ 0.39
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2011 One [Member]
Number of warrants issued		6,407,500	6,407,500
Exercised		946,834	946,834
Forfeited		5,460,666	5,460,666
Outstanding		0	0
Exercise Price		0.28	$ 0.28
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2011 Two [Member]
Number of warrants issued		12,815,000	12,815,000
Exercised		0	0
Forfeited		0	0
Outstanding		12,815,000	12,815,000
Exercise Price		0.5	$ 0.5
Warrants Exercisable		12,815,000	12,815,000
Exercisable through		Feb-13	Feb 2013
Issuance Date Apr 2011 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.01	$ 0.01
Warrants Exercisable		33,334	33,334
Exercisable through		Apr-21	Apr 2021
Issuance Date April 2012 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.01	$ 0.01
Warrants Exercisable		30,556	22,223
Exercisable through		Apr-22	Apr-2022
Issuance Date July 2012 [Member]
Number of warrants issued		493,966	493,966
Exercised		0	0
Forfeited		0	0
Outstanding		493,966	493,966
Exercise Price		0.348	$ 0.348
Warrants Exercisable		493,966	493,966
Exercisable through		Jul-14	Jul 2014
Issuance Date July 2012 One [Member]
Number of warrants issued		232,758	232,758
Exercised		0	0
Forfeited		0	0
Outstanding		232,758	232,758
Exercise Price		0.29	$ 0.29
Warrants Exercisable		232,758	232,758
Exercisable through		Jan-15	Jan 2015
Issuance Date July 2012 Two [Member]
Number of warrants issued		14,864,228	14,864,228
Exercised		0	0
Forfeited		0	0
Outstanding		14,864,228	14,864,228
Exercise Price		0.29	$ 0.29
Warrants Exercisable		14,864,228	14,864,228
Exercisable through		Jan-15	Jan 2015
Minimum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		0.00005	$ 0.00005
Minimum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		0.005	$ 0.005
Minimum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		0.067	$ 0.067
Maximum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		0.01	$ 0.01
Maximum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		2.5	$ 2.5
Maximum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		1.5	$ 1.5
Maximum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		0.47	$ 0.47
Maximum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		0.29	$ 0.29
Maximum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		0.29	$ 0.29

STOCK CAPITAL (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of shares, Outstanding at beginning of period	11,001,378	9,735,508
Amount of shares, Issued	794,423	1,265,870
Amount of shares, Outstanding at end of period	11,795,801	11,001,378
Weighted average issue price, Outstanding at beginning of period	$ 0.27	$ 0.25
Weighted average issue price, Issued	$ 0.26	$ 0.41
Weighted average issue price, Outstanding at end of period	$ 0.27	$ 0.27

STOCK CAPITAL (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended	150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Research and Development Expense [Member]
Stock-based compensation expense	$ 75	$ 13	$ 210	$ 316	$ 17,630	$ 17,841
General and Administrative Expense [Member]
Stock-based compensation expense	226	168	545	1,075	10,658	10,884
Interest Expenses [Member]
Stock-based compensation expense	0	0	0	192	248	248
Total Stock Based Compensation [Member]
Stock-based compensation expense	$ 301	$ 181	$ 755	$ 1,584	$ 28,536	$ 28,973

STOCK CAPITAL (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended					147 Months Ended		150 Months Ended			1 Months Ended				150 Months Ended	1 Months Ended				1 Months Ended				1 Months Ended			12 Months Ended	150 Months Ended	1 Months Ended				60 Months Ended	150 Months Ended	1 Months Ended								12 Months Ended			1 Months Ended			60 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended											1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended							2 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended								1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended								12 Months Ended		1 Months Ended					3 Months Ended	1 Months Ended
	Jul. 31, 2012	Jul. 31, 2007	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012		Mar. 31, 2013		Jan. 31, 2011	Jun. 30, 2004 Filing Service [Member]	Jun. 30, 2011 Legal Advisor [Member]	Feb. 28, 2011 Legal Advisor [Member]	Feb. 28, 2010 Legal Advisor [Member]	Mar. 31, 2013 Legal Advisor [Member]	Nov. 30, 2011 Scientific Advisory Board [Member]	Oct. 31, 2007 Scientific Advisory Board [Member]	Apr. 30, 2009 Chief Technology Advisor [Member]	Apr. 05, 2009 Chief Technology Advisor [Member]	Jan. 31, 2010 Public Relations Advisor [Member]	Jan. 27, 2010 Convertible Promissory Note To Third Party [Member]	Mar. 05, 2007 Convertible Promissory Note To Third Party [Member]	Dec. 13, 2009 Convertible Promissory Note To Legal Advisor [Member]	Jan. 31, 2013 Consultants [Member]	Jun. 30, 2011 Consultants [Member]	Dec. 31, 2010 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Mar. 31, 2013 Consultants [Member]	Jun. 30, 2011 Service Provider [Member]	Dec. 31, 2010 Service Provider [Member]	Jan. 31, 2010 Service Provider [Member]	Oct. 31, 2009 Service Provider [Member]	Dec. 31, 2009 Service Provider [Member]	Mar. 31, 2013 Service Provider [Member]	May 20, 2008 Financial Advisor [Member]	Nov. 30, 2011 Scientific Advisory Board One [Member]	Nov. 30, 2011 Scientific Advisory Board Two [Member]	Nov. 30, 2011 Scientific Advisory Board Three [Member]	Nov. 30, 2011 Scientific Advisory Board Four [Member]	Oct. 31, 2009 Service Provider One [Member]	Jul. 31, 2012 Placement Agent [Member]	May 31, 2010 Restricted Stock [Member] Public Relations Advisor [Member]	Dec. 31, 2011 Enrollment Of One Third Of Patients [Member]	Dec. 31, 2011 Enrollment Of All Patients [Member]	Dec. 31, 2011 Completion Of Study [Member]	Aug. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Jun. 30, 2011 Director [Member] Restricted Stock [Member]	Aug. 31, 2008 Director [Member] Restricted Stock [Member]	Apr. 30, 2007 Director [Member] Restricted Stock [Member]	Jun. 30, 2006 Employee [Member]	Jun. 30, 2011 Director One [Member]	Dec. 31, 2010 Director One [Member]	Jul. 31, 2007 Director One [Member]	Apr. 30, 2012 Former Chief Executive Officer [Member]	Jul. 31, 2011 Former Chief Executive Officer [Member]	Jan. 31, 2011 Former Chief Executive Officer [Member]	Jun. 30, 2009 Former Chief Executive Officer [Member]	Nov. 30, 2008 Former Chief Executive Officer [Member]	Oct. 31, 2007 Former Chief Executive Officer [Member]	Jul. 25, 2011 Former Chief Executive Officer [Member]	Apr. 30, 2012 Hadasit [Member]	Jun. 30, 2011 Hadasit [Member]	Apr. 30, 2010 Hadasit [Member]	Dec. 31, 2012 Hadasit [Member]	Dec. 31, 2011 Hadasit [Member] Restricted Stock [Member]	Apr. 30, 2012 Mr. Israeli [Member]	Jun. 30, 2011 Mr. Israeli [Member]	Apr. 30, 2010 Mr. Israeli [Member]	Dec. 31, 2012 Mr. Israeli [Member]	Apr. 30, 2010 Prof Melamed [Member]	Nov. 30, 2011 Former Director [Member]	Nov. 30, 2011 Former Director [Member] Restricted Stock [Member]	Aug. 31, 2012 Chief Executive Officer [Member]	Aug. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Jun. 30, 2009 Former Chief Financial Officer [Member]	Dec. 31, 2010 Scientific Board [Member]	Aug. 31, 2011 Scientific Board [Member] Restricted Stock [Member]	Nov. 30, 2011 Board [Member] Restricted Stock [Member]	Aug. 31, 2011 Mr. Schor [Member]	Aug. 31, 2011 Mr. Schor [Member] Restricted Stock [Member]	Aug. 31, 2012 Management [Member]	Jun. 30, 2010 Management [Member]	Dec. 31, 2012 Management [Member]	Mar. 31, 2013 Chief Executive Officer One [Member]	Dec. 31, 2012 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2011 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2008 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2004 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2004 Global Share Option Plan 2004 [Member]	Feb. 28, 2005 U S Stock Option and Incentive Plan [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member]	Dec. 31, 2004 U S Stock Option and Incentive Plan [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board One [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Two [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Three [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Four [Member]	Dec. 31, 2011 Related Party [Member]	Jul. 17, 2012 Leader Underwriters (1993) Ltd [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]		Dec. 31, 2008 Common Stock [Member]		Jun. 30, 2004 Maximum [Member] Filing Service [Member]	Jun. 30, 2006 Maximum [Member] Employee [Member]	Dec. 31, 2010 Maximum [Member] Warrant [Member]	Dec. 31, 2010 Maximum [Member] Warrant Issued One [Member]	Jun. 30, 2004 Minimum [Member] Filing Service [Member]	Jun. 30, 2006 Minimum [Member] Employee [Member]	Dec. 31, 2010 Minimum [Member] Warrant [Member]	Dec. 31, 2010 Minimum [Member] Warrant Issued One [Member]	Feb. 28, 2011 Private Placement [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Investment Agreement [Member]	Feb. 23, 2011 Private Placement [Member] Investment Agreement [Member]	Feb. 28, 2013 Private Placement [Member]	Feb. 28, 2011 Private Placement [Member]	Feb. 28, 2010 Private Placement [Member]	Jan. 31, 2010 Private Placement [Member]	Dec. 31, 2005 Private Placement [Member]	Sep. 30, 2005 Private Placement [Member]	Aug. 31, 2005 Private Placement [Member]	Feb. 28, 2005 Private Placement [Member]	Dec. 31, 2005 Private Placement [Member]	Dec. 31, 2004 Private Placement [Member]	Feb. 28, 2010 Private Placement [Member] Investor One [Member]	Feb. 28, 2010 Private Placement [Member] Investor Two [Member]	Feb. 28, 2010 Private Placement [Member] Investor Three [Member]	Mar. 31, 2011 Private Placement [Member] Cash [Member]	Feb. 28, 2011 Private Placement [Member] Cash [Member]	Mar. 31, 2011 Private Placement [Member] Related Party [Member]	Mar. 31, 2011 Private Placement [Member] Common Stock [Member]	Feb. 28, 2011 Private Placement [Member] Common Stock [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued One [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Warrant Issued One [Member] Investment Agreement [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued Two [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Warrant Issued Two [Member] Investment Agreement [Member]	Jul. 31, 2012 Public Offering [Member] Common Stock [Member]
Issuance of shares																														1,100,000																100,000						400,000		476,666	960,000	400,000			400,000																			250,000	250,000							300,000	300,000	500,000		923,374		800,000								100,000	400,000		100,000	100,000	100,000	100,000	1,250,000						2,475,000				150,000				40,000				12,815,000	41,666,667			833,333	6,000,000						8,861,875	8,861,875	2,000,000	2,000,000	2,000,000			1,250,000							19,818,968
Increase In Number Of Shares Available For Issuance																																																																																															9,000,000	5,000,000	5,000,000
Shares Reserved For Issuance Under Stock Option Plan																																																																																																		9,143,462
Unit Sold Comprised Of One Share and One Warrant																																																																																																																																833,334			1,250,000			1,250,000	1,894,808
Units Sold																																																																																																																																				187,500	312,500
Stock Based Compensation To Legal Advisor															$ 105,000
Price Per Unit																																																																																																																																						$ 0.8
Warrants Exercisable Term																																																																																																												30 month																				32 months						3 Years
Stock Based Compensation Recorded In General and Administrative Expenses																86,000			11,000	140,000				12,000									5,000	40,000	16,000	51,000	758,000	31,000						400,000						105,000	287,000	78,000		229,000		198,000	2,000	112,000	80,000			30,000	177,000	68,000		737,000										126,000		70,000	70,000	16,000	26,000	177,000									198,000		48,000
Proceeds from issuance of Common stock, net			250,000	0	5,023,000	3,602,000				17,342,000	[1]	17,592,000	[1]																																																																																																																			250,000	250,000	1,500,000	250,000	135,000	225,000		1,418,000	308,000		500,000	500,000	500,000										4,900,000
Common Stock Purchase Price																																																																																																																																	$ 0.3																					$ 0.29
Common Stock, Value, Subscriptions																																																																																																																													3,600,000	5,000,000	3,600,000
Warrants Issued To Purchase Of Common Stock																																																																				33,334	33,334	33,334		1,500,000																																				232,758																	19,222,500				641,026	3,000,000								1,000,000	1,000,000	1,000,000						12,815,000	10,083,333	6,407,500	20,166,667	14,864,228
Exercise of options (in shares)			0		1,182,606																										959,729																														483,333			483,333																				1,182,606																										1,182,606		1,648,728	1,540,885		17,399										946,834
Investment Warrants, Exercise Price	$ 0.348				$ 0.5																																								$ 0.348										$ 0.01													$ 0.00005	$ 0.00005	$ 0.00005		$ 0.001																																				$ 0.29																				$ 0.5	$ 0.39	$ 0.5	$ 0.5			$ 1	$ 2.5											$ 0.5	$ 0.2	$ 0.28	$ 0.29	$ 0.29
Warrant Expiry Term																																																																10 years																																												30 month																					1 Year		2 year				3 years											2 Years		1 year
Number of warrants issued			4,000,000		981,666																																															400,000	800,000													1,000,000
Investment Options, Exercise Price																																																		$ 0.15	$ 0.15	$ 0.15	$ 0.15							$ 0.15	$ 32		$ 0.2	$ 0.067	$ 0.15	$ 0.87		$ 0.00005	$ 0.00005	$ 0.00005			$ 0.00005	$ 0.00005	$ 0.00005					$ 0.26	$ 0.2	$ 0.2	$ 0.29		$ 0.067									$ 0.29																								$ 0.75				$ 0.15
Number of options granted																				500,000																				125,000	125,000	125,000	125,000							460,000	634,999												450,000	1,000,000				33,334	33,334	33,334			166,666	166,666	166,666			250,000		70,000	70,000	450,000	4,000,000		200,000									2,000,000
Common Stock Purchased From Issuance Of Warrants																																																							1,000,000																						1,097,215
Fair Value Assumptions, Weighted Average Volatility Rate																																																																																																													140.00%
Fair Value Assumptions, Risk Free Interest Rate																																																																																																																							3.14%				2.39%
Fair Value Assumptions, Expected Dividend Rate																																																																																																													0.00%
Fair Value Assumptions, Expected Term																																																																																																																							5 years 6 months	9 years			5 years	1 year
Compensation Expenses Filing Services															26,000
Compensation Expenses Amortization Period															12 months
Restricted Shares Price																																																																																																				$ 0.00005	$ 0.00005
Stock Issued During Period, Shares, Issued for Services					794,423	1,265,870										180,000			193,696		80,000	1,800,000		50,000					400,000	1,100,000		216,000	10,870	200,000	60,000	150,000	3,045,508	400,000	90,000					1,250,000
Legal Fees Payable																							180,000				217,000
Convertible Loans Introduction Fee																																							35,000
Interest and Debt Expense																																							36,000
Convertible Notes Payable																										150,000	135,000
Debt Instrument, Interest Rate, Effective Percentage																										8.00%	4.00%
Debt Instrument Principle With Interest																									189,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								1,120,000									445,617	402,385							1,016,109																																																																																																							126,111
Distribution Services Percentage																																																																																																																																	10.00%													6.00%			4.00%
Distribution Services Shares																																																																																																																																																512,600
Distribution Services Value																																																																																																																																													231,000
Stock Option Expire Date																																																																																																			Nov 25, 2014			Mar 28, 2015
Stock Warrant Expire Date																																																																																																																														Nov 5, 2013
Stock Repurchased and Retired During Period, Shares																																																																																					66,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																																																																			483,333
Stock Issued During Period, Value, Issued for Services																																			15,000																																																						15,000
Stock Option Expiration Term																																																					10 years											10 years		10 years
Exercise of options					137,000	243,000	77,000		3,000								137,000														8,000																																	32,000		150,000																		137,000	4,000																									0	[2]	0	0	[2]	0	[2]
Stock Based Compensation Recorded In Research Development Expenses																					67,000	144,000						54,000	192,000																																										24,000															60,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																																																									3 years	3 years
Premium On Warrant Exercise Price Compared To Issuance Price	120.00%																																												120.00%
Percentage Of Warrants Issued Out Of Shares Issued In Public Offering	3.00%																																												3.00%
Warrants Issued To Placement Agent For Purchase Of Common Stock	493,966																																												493,966
Placement Agent Fees And Expenses	1,000,000																																												1,000,000
Percentage Of Corporate Finance Fee On Gross Proceeds Of Offering	1.00%																																												1.00%
Percentage Of Cash Fee On Gross Proceeds Of Offering	6.00%																																												6.00%
Common Stock Frequency Of Periodic Issuance																								monthly
Common Stock Periodic Issuance																								8,333
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																																																																											885,000
Debt Instrument Interest Rate Effective Percentage In Year One																										10.00%
Amount Due To Investors														22,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Cancelled In Period			0		13,784																																																											516,667																																																													5,460,666
Number Of Options Exercise Price Amended																																																									270,000
Number Of Warrants Vest Over Course Of Trails																																															500,000	500,000	500,000
Common stock, par value (in dollars per share)			$ 0.00005		$ 0.00005	$ 0.00005				$ 0.00005		$ 0.00005																																																																																																																																										$ 0.00005
Warrants To Purchase Common Stock Shares, Ratio																																																																																																																																																						0.75
Amount raised in Public offering	4,900,000	5,000,000					400,000																																																																																																																																															5,700,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																																																																																																																200,000
Stock Options Vested Percentage																																																																																			33.00%											33.33%
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Options Vesting Period																																																																																			36 months											36 months
Stock-based compensation related to options granted to employees			203,000	177,000	560,000	1,135,000				7,381,000	[1]	7,584,000	[1]
Expenses related to shares and options granted to service providers			$ 128,000	$ 4,000	$ 195,000	$ 449,000				$ 21,681,000	[1]	$ 21,809,000	[1]

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Represents an amount less than $1.

RESEARCH AND DEVELOPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended	150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Research and development			$ 2,688	$ 2,077	$ 29,521
Less : Ramot reverse accruals (See Note 3)			0	0	(760)
Less : Participation by the Israeli Office of the Chief Scientist			(918)	(388)	(2,572)
Research and development, net	$ 522	$ 369	$ 1,770	$ 1,689	$ 26,189 [1]	$ 26,711 [1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating loss carryforward	$ 22,067	$ 19,704
Net deferred tax asset before valuation allowance	8,340	7,467
Valuation allowance	(8,340)	(7,467)
Net deferred tax asset	$ 0	$ 0

TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States	$ (1,197)	$ (1,886)
Israel	(2,233)	(2,032)
Net loss	$ (3,430)	$ (3,918)

TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Preferred Area [Member]	Dec. 31, 2011 Other Than Preferred Area [Member]	Dec. 31, 2012 Israel Country [Member]	Dec. 31, 2012 Israel Country [Member] Subsequent Event [Member]
Effective Income Tax Rate, Continuing Operations							25.00%
Effective Capital Gains Tax Rate							25.00%
Effective Grant Rate	24.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise		10.00%	25.00%	6.00%	12.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Year Two				10.00%	15.00%
Effective Income Tax Rate Applicable To Approved Industrial Enterprise Year Three				7.00%	12.50%
Operating Loss Carryforwards, Valuation Allowance						$ 8,340
Tax Credit Carryforward, Amount						$ 22,067
Tax Credit Carryforward Expiration Period						20 years

TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	$ 239	$ 173

SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended			60 Months Ended	1 Months Ended			3 Months Ended						12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Hadasit [Member]	Jun. 30, 2011 Hadasit [Member]	Apr. 30, 2010 Hadasit [Member]	Dec. 31, 2012 Hadasit [Member]	Apr. 30, 2012 Mr Israeli [Member]	Jun. 30, 2011 Mr Israeli [Member]	Apr. 30, 2010 Mr Israeli [Member]	Dec. 31, 2012 Mr Israeli [Member]	Aug. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Aug. 31, 2012 Chief Executive Officer [Member]	Aug. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer One [Member]	Mar. 31, 2013 Subsequent Event [Member] Directors and Advisory Board [Member]	Mar. 31, 2013 Subsequent Event [Member] Hadasit [Member]	Mar. 31, 2013 Subsequent Event [Member] Mr Israeli [Member]	Mar. 31, 2013 Subsequent Event [Member] Director [Member]	Dec. 31, 2012 Subsequent Event [Member] Consultant [Member]	Dec. 31, 2012 Subsequent Event [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Subsequent Event [Member] Chief Executive Officer One [Member]	Dec. 31, 2012 Subsequent Event [Member] Investor [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Investor [Member]
Subsequent Event, Date		Apr 18, 2013																					Apr 19, 2013	Apr 13, 2013	Apr 13, 2013	Apr 19, 2013	Jan 16, 2013	Jan 24, 2013		Feb 4, 2013	Feb 7, 2013
Stock Issued During Period, Shares, Restricted Stock Award, Gross																							760,000
Stock Based Compensation Recorded In General and Administrative Expenses													$ 126	$ 105	$ 287	$ 78		$ 16	$ 26	$ 177			$ 175
Stockholders' Equity, Reverse Stock Split		between 1-for-10 and 1-for-20
Number of warrants issued		4,000,000	981,666													400,000	800,000							33,334	166,666	460,000
Common Stock Exercise Price (in dollars per share)																								$ 0.00005	$ 0.00005	$ 0.15
Stock Issued During Period, Shares, Issued For Services			794,423	1,265,870																							216,000
Stock Based Compensation Recorded In Research Development Expenses									24																		54
Common Stock Purchased From Option Granted						33,334	33,334	33,334		166,666	166,666	166,666		460,000	634,999			70,000	70,000	450,000	4,000,000	2,000,000						4,000,000	2,000,000
Investment Options, Exercise Price						$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005		$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.26	$ 0.2	$ 0.2	$ 0.29	$ 0.29						$ 0.29	$ 0.29
Stock Options Vested Percentage																					33.00%	33.33%						33.00%	33.33%
Stock Issued During Period, Shares, New Issues																400,000														126,111	833,334
Debt Conversion, Converted Instrument, Amount					201																									200
Common Stock Purchase Price																															$ 0.3
Warrants Issued To Purchase Of Common Stock						33,334	33,334	33,334																							833,334
Investment Warrants, Exercise Price	$ 0.348		$ 0.5			$ 0.00005	$ 0.00005	$ 0.00005																							$ 0.5
Proceeds from Issuance of Warrants																															$ 250
Share Based Compensation Arrangement By Share Based Payment Award Remaining Options Vesting Period																					36 months	36 months							36 months
Share Based Compensation Arrangement By Share Based Payment Award Remaining Options Exercisable Period																												36 months
Share Based Compensation Arrangement By Share Based Payment Award Exercisable Period																															32 months